UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2024

Date of reporting period:	September 1, 2023 – August 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Multi-Asset Income Fund
Class A [PMIAX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$89	0.83%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Putnam Multi-Asset Income Fund returned 15.38%. The Fund compares its performance to the Putnam Multi-Asset Income Blended Benchmark, which returned 12.92% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	U.S. High Dividend Equity strategy
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
There were no significant detractors to performance during the period.
Putnam Multi-Asset Income Fund	PAGE 1	39362-ATSA-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class A	15.38	3.39
Class A (with sales charge)	10.77	2.49
Bloomberg U.S. Aggregate Index	7.30	0.03
Putnam Multi-Asset Income Blended Benchmark	12.92	4.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 12/31/2019 and began offering Class A shares on 2/10/2023. Returns for periods before 2/10/2023 are based on the Fund’s Class P performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of July 12, 2022.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$228,496,840
Total Number of Portfolio Holdings*	1,630
Total Management Fee Paid	$404,446
Portfolio Turnover Rate	143%
*	Includes derivatives, if applicable.
Putnam Multi-Asset Income Fund	PAGE 2	39362-ATSA-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 30, 2024, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Multi-Asset Income Fund	PAGE 3	39362-ATSA-1024

Putnam Multi-Asset Income Fund
Class C [PMICX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$169	1.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Putnam Multi-Asset Income Fund returned 14.50%. The Fund compares its performance to the Putnam Multi-Asset Income Blended Benchmark, which returned 12.92% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	U.S. High Dividend Equity strategy
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
There were no significant detractors to performance during the period.
Putnam Multi-Asset Income Fund	PAGE 1	39362-ATSC-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class C	14.50	2.59
Class C (with sales charge)	13.50	2.59
Bloomberg U.S. Aggregate Index	7.30	0.03
Putnam Multi-Asset Income Blended Benchmark	12.92	4.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 12/31/2019 and began offering Class C shares on 2/10/2023. Returns for periods before 2/10/2023 are based on the Fund’s Class P performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of July 12, 2022.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$228,496,840
Total Number of Portfolio Holdings*	1,630
Total Management Fee Paid	$404,446
Portfolio Turnover Rate	143%
*	Includes derivatives, if applicable.
Putnam Multi-Asset Income Fund	PAGE 2	39362-ATSC-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 30, 2024, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Multi-Asset Income Fund	PAGE 3	39362-ATSC-1024

Putnam Multi-Asset Income Fund
Class P
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class P	$44	0.41%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class P shares of Putnam Multi-Asset Income Fund returned 15.85%. The Fund compares its performance to the Putnam Multi-Asset Income Blended Benchmark, which returned 12.92% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	U.S. High Dividend Equity strategy
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
There were no significant detractors to performance during the period.
Putnam Multi-Asset Income Fund	PAGE 1	39362-ATSP-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class P 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class P	15.85	4.57
Bloomberg U.S. Aggregate Index	7.30	0.03
Putnam Multi-Asset Income Blended Benchmark	12.92	4.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its investment strategy as of July 12, 2022.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$228,496,840
Total Number of Portfolio Holdings*	1,630
Total Management Fee Paid	$404,446
Portfolio Turnover Rate	143%
*	Includes derivatives, if applicable.
Putnam Multi-Asset Income Fund	PAGE 2	39362-ATSP-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 30, 2024, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Multi-Asset Income Fund	PAGE 3	39362-ATSP-1024

Putnam Multi-Asset Income Fund
Class R [PMIRX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$116	1.08%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R shares of Putnam Multi-Asset Income Fund returned 15.10%. The Fund compares its performance to the Putnam Multi-Asset Income Blended Benchmark, which returned 12.92% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	U.S. High Dividend Equity strategy
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
There were no significant detractors to performance during the period.
Putnam Multi-Asset Income Fund	PAGE 1	39362-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R	15.10	3.13
Bloomberg U.S. Aggregate Index	7.30	0.03
Putnam Multi-Asset Income Blended Benchmark	12.92	4.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 12/31/2019 and began offering Class R shares on 2/10/2023. Returns for periods before 2/10/2023 are based on the Fund’s Class P performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of July 12, 2022.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$228,496,840
Total Number of Portfolio Holdings*	1,630
Total Management Fee Paid	$404,446
Portfolio Turnover Rate	143%
*	Includes derivatives, if applicable.
Putnam Multi-Asset Income Fund	PAGE 2	39362-ATSR-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 30, 2024, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Multi-Asset Income Fund	PAGE 3	39362-ATSR-1024

Putnam Multi-Asset Income Fund
Class R5 [PMILX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$59	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R5 shares of Putnam Multi-Asset Income Fund returned 15.68%. The Fund compares its performance to the Putnam Multi-Asset Income Blended Benchmark, which returned 12.92% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	U.S. High Dividend Equity strategy
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
There were no significant detractors to performance during the period.
Putnam Multi-Asset Income Fund	PAGE 1	39362-ATSR5-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R5	15.68	3.66
Bloomberg U.S. Aggregate Index	7.30	0.03
Putnam Multi-Asset Income Blended Benchmark	12.92	4.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 12/31/2019 and began offering Class R5 shares on 2/10/2023. Returns for periods before 2/10/2023 are based on the Fund’s Class P performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of July 12, 2022.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$228,496,840
Total Number of Portfolio Holdings*	1,630
Total Management Fee Paid	$404,446
Portfolio Turnover Rate	143%
*	Includes derivatives, if applicable.
Putnam Multi-Asset Income Fund	PAGE 2	39362-ATSR5-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 30, 2024, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Multi-Asset Income Fund	PAGE 3	39362-ATSR5-1024

Putnam Multi-Asset Income Fund
Class R6 [PMIVX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$49	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Putnam Multi-Asset Income Fund returned 15.81%. The Fund compares its performance to the Putnam Multi-Asset Income Blended Benchmark, which returned 12.92% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	U.S. High Dividend Equity strategy
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
There were no significant detractors to performance during the period.
Putnam Multi-Asset Income Fund	PAGE 1	39362-ATSR6-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R6	15.81	3.74
Bloomberg U.S. Aggregate Index	7.30	0.03
Putnam Multi-Asset Income Blended Benchmark	12.92	4.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 12/31/2019 and began offering Class R6 shares on 2/10/2023. Returns for periods before 2/10/2023 are based on the Fund’s Class P performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of July 12, 2022.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$228,496,840
Total Number of Portfolio Holdings*	1,630
Total Management Fee Paid	$404,446
Portfolio Turnover Rate	143%
*	Includes derivatives, if applicable.
Putnam Multi-Asset Income Fund	PAGE 2	39362-ATSR6-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 30, 2024, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Multi-Asset Income Fund	PAGE 3	39362-ATSR6-1024

Putnam Multi-Asset Income Fund
Class Y [PMIYX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$63	0.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class Y shares of Putnam Multi-Asset Income Fund returned 15.66%. The Fund compares its performance to the Putnam Multi-Asset Income Blended Benchmark, which returned 12.92% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	U.S. High Dividend Equity strategy
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
There were no significant detractors to performance during the period.
Putnam Multi-Asset Income Fund	PAGE 1	39362-ATSY-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class Y	15.66	3.65
Bloomberg U.S. Aggregate Index	7.30	0.03
Putnam Multi-Asset Income Blended Benchmark	12.92	4.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 12/31/2019 and began offering Class Y shares on 2/10/2023. Returns for periods before 2/10/2023 are based on the Fund’s Class P performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of July 12, 2022.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$228,496,840
Total Number of Portfolio Holdings*	1,630
Total Management Fee Paid	$404,446
Portfolio Turnover Rate	143%
*	Includes derivatives, if applicable.
Putnam Multi-Asset Income Fund	PAGE 2	39362-ATSY-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 30, 2024, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Multi-Asset Income Fund	PAGE 3	39362-ATSY-1024

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
August 31, 2024	$129,926	$ —	$19,395	$ —
August 31, 2023	$139,083	$19,500*	$15,913	$ —

* Fees billed to the fund for services relating to a fund merger.

For the fiscal years ended August 31, 2024 and August 31, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $1,050,192 and $277,156 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
August 31, 2024	$ —	$861,963	$168,834	$1,030,797
August 31, 2023	$ —	$241,743	$ —	$241,743

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Multi-Asset Income
Fund

Financial Statements and Other Important Information

Annual | August 31, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Asset Allocation Funds and Shareholders of Putnam Multi-Asset Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam Multi-Asset Income Fund (one of the funds constituting Putnam Asset Allocation Funds, referred to hereafter as the “Fund”) as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Multi-Asset Income Fund
1

The fund’s portfolio 8/31/24
COMMON STOCKS (27.8%)*	Shares	Value
Basic materials (1.0%)
AdvanSix, Inc.	234	$6,917
American Woodmark Corp. †	159	14,248
Andersons, Inc. (The)	269	13,711
Archer-Daniels-Midland Co.	796	48,548
Arcosa, Inc.	43	3,934
Atkore, Inc.	157	14,653
Avient Corp.	93	4,569
BASF SE (Germany)	1,857	94,389
Beacon Roofing Supply, Inc. †	46	4,168
BHP Group, Ltd. (ASE Exchange) (Australia)	6,533	179,877
BHP Group, Ltd. (London Exchange) (Australia)	376	10,323
Boise Cascade Co.	179	24,276
CF Industries Holdings, Inc.	567	47,112
Cie de Saint-Gobain SA (France)	996	87,036
Clearwater Paper Corp. †	106	3,527
Commercial Metals Co.	77	4,126
Constellium SE (France) †	1,252	20,996
Dole PLC (Ireland)	864	13,919
Dow, Inc.	5,948	318,694
DuPont de Nemours, Inc.	595	50,129
Eastman Chemical Co.	506	51,799
Fortescue, Ltd. (Australia)	7,091	87,357
Fresh Del Monte Produce, Inc.	313	9,152
Frontdoor, Inc. †	502	24,136
Gibraltar Industries, Inc. †	58	4,041
Holcim AG (Switzerland)	1,116	108,110
Ingevity Corp. †	261	10,317
Innospec, Inc.	128	14,753
Janus International Group, Inc. †	185	2,033
Kaiser Aluminum Corp.	52	3,877
LightWave Logic, Inc. †	684	2,018
Limbach Holdings, Inc. †	91	5,881
LSB Industries, Inc. †	498	3,949
LyondellBasell Industries NV Class A	3,654	360,650
Minerals Technologies, Inc.	294	22,667
Mosaic Co. (The)	1,812	51,769
Mueller Industries, Inc.	89	6,471
OCI NV (Netherlands)	1,723	54,680
Orion SA (Luxembourg) (Luxembourg)	256	4,774
PPG Industries, Inc.	383	49,687
Proto Labs, Inc. †	129	3,945
Rio Tinto PLC (United Kingdom)	2,168	136,687
Rio Tinto, Ltd. (Australia)	158	11,829
Shin-Etsu Chemical Co., Ltd. (Japan)	3,000	132,805
Sterling Construction Co., Inc. †	201	24,026
Sylvamo Corp.	292	23,094
Tronox Holdings PLC	299	4,165
Tutor Perini Corp. †	399	9,564
UFP Industries, Inc.	247	30,052
Weyerhaeuser Co. R	1,561	47,595
Worthington Steel, Inc.	112	3,965
		2,271,000
Capital goods (0.9%)
ABB, Ltd. (Switzerland)	1,535	88,273
Adient PLC †	457	10,337
Airtac International Group (Taiwan)	2,000	54,097
Alamo Group, Inc.	23	4,264
Albany International Corp. Class A	48	4,520
Allison Transmission Holdings, Inc.	551	51,105

2
Multi-Asset Income Fund

COMMON STOCKS (27.8%)* cont.	Shares	Value
Capital goods cont.
American Axle & Manufacturing Holdings, Inc. †	2,373	$15,258
Applied Industrial Technologies, Inc.	104	21,332
Argan, Inc.	77	6,107
Belden, Inc.	258	27,678
Caterpillar, Inc.	148	52,703
Columbus McKinnon Corp./NY	109	3,729
Cummins, Inc.	163	50,995
Eaton Corp. PLC	167	51,257
Enviri Corp. †	478	5,712
Federal Signal Corp.	44	4,158
Franklin Electric Co., Inc.	46	4,778
GEA Group AG (Germany)	342	16,090
Gentherm, Inc. †	80	4,043
Hitachi, Ltd. (Japan)	5,500	135,685
Honeywell International, Inc.	240	49,898
Hyster-Yale, Inc.	125	7,870
Interface, Inc.	341	6,438
Komatsu, Ltd. (Japan)	3,400	95,140
Kone Oyj Class B (Finland)	1,172	63,216
Lockheed Martin Corp.	630	357,903
Luminar Technologies, Inc. †	3,994	4,074
Mitsubishi Electric Corp. (Japan)	600	10,108
Moog, Inc. Class A	21	4,145
Mueller Water Products, Inc. Class A	206	4,423
NuScale Power Corp. †	379	3,119
O-I Glass, Inc. †	328	4,162
Obayashi Corp. (Japan)	1,600	20,576
Powell Industries, Inc.	114	19,088
Ryerson Holding Corp.	392	7,848
Sandvik AB (Sweden)	778	16,574
Shyft Group, Inc. (The)	344	4,881
Steelcase, Inc. Class A	148	2,093
Stoneridge, Inc. †	171	2,452
Tennant Co.	41	4,004
Terex Corp.	357	20,267
Vertiv Holdings Co. Class A	8,066	669,720
Vinci SA (France)	1,194	142,701
Watts Water Technologies, Inc. Class A	120	23,604
		2,156,425
Communication services (0.9%)
AT&T, Inc.	39,780	791,622
Comcast Corp. Class A	21,846	864,446
Credo Technology Group Holding, Ltd. †	315	10,997
Crown Castle, Inc. R	555	62,171
DigitalBridge Group, Inc.	740	9,243
HKT Trust & HKT, Ltd. (Units) (Hong Kong)	60,000	76,182
InterDigital, Inc.	168	23,278
KDDI Corp. (Japan)	2,000	67,474
Koninklijke KPN NV (Netherlands)	3,682	15,038
Preformed Line Products Co.	32	3,838
Spark NZ, Ltd. (New Zealand)	9,643	21,588
Verizon Communications, Inc.	2,468	103,113
Vodafone Group PLC (United Kingdom)	82,662	81,026
		2,130,016
Conglomerates (0.6%)
3M Co.	6,278	845,584
Marubeni Corp. (Japan)	6,100	105,222
Mitsubishi Corp. (Japan)	6,500	135,319
Mitsui & Co., Ltd. (Japan)	6,200	134,008
Siemens AG (Germany)	519	97,627
SPX Technologies, Inc. †	36	5,873
		1,323,633

Multi-Asset Income Fund
3

COMMON STOCKS (27.8%)* cont.	Shares	Value
Consumer cyclicals (3.1%)
Abercrombie & Fitch Co. Class A †	192	$28,333
Adecco Group AG (Switzerland)	2,512	85,646
Alarm.com Holdings, Inc. †	63	3,751
Amazon.com, Inc. †	8,516	1,520,106
American Eagle Outfitters, Inc.	597	12,286
Apogee Enterprises, Inc.	241	16,094
Aristocrat Leisure, Ltd. (Australia)	1,685	62,196
Arrowhead Pharmaceuticals, Inc. †	161	3,837
Automatic Data Processing, Inc.	3,094	853,666
Barrett Business Services, Inc.	122	4,454
Bayerische Motoren Werke AG (Germany)	1,110	103,013
Best Buy Co., Inc.	618	62,047
Blue Bird Corp. †	356	18,220
BlueLinx Holdings, Inc. †	90	9,058
Booking Holdings, Inc.	16	62,548
BrightView Holdings, Inc. †	416	6,644
Buckle, Inc. (The)	99	4,148
Caleres, Inc.	100	4,213
Cimpress PLC (Ireland) †	160	15,821
Daktronics, Inc. †	486	7,023
Dana, Inc.	734	8,287
Designer Brands, Inc. Class A	502	3,333
Dick’s Sporting Goods, Inc.	208	49,288
Evolution AB (Sweden)	44	4,574
Expedia Group, Inc. †	383	53,271
Ford Motor Co.	63,380	709,222
Forestar Group, Inc. †	330	10,210
G-III Apparel Group, Ltd. †	149	3,944
Gap, Inc. (The)	1,862	41,765
Genuine Parts Co.	350	50,141
GMS, Inc. †	241	20,916
Golden Entertainment, Inc.	159	5,150
Goodyear Tire & Rubber Co. (The) †	470	4,145
H & M Hennes & Mauritz AB Class B (Sweden)	1,275	20,166
Hermes International (France)	9	21,541
Home Depot, Inc. (The)	641	236,209
Honda Motor Co., Ltd. (Japan)	900	9,932
Host Hotels & Resorts, Inc. R	3,004	53,171
Hovnanian Enterprises, Inc. Class A †	105	22,704
Industria de Diseno Textil SA (Spain)	2,853	154,563
International Game Technology PLC	988	22,121
Isuzu Motors, Ltd. (Japan)	1,500	22,774
J. Jill, Inc.	347	11,288
JELD-WEN Holding, Inc. †	753	10,723
KB Home	229	19,170
Kering SA (France)	36	10,323
Kimberly-Clark Corp.	341	49,329
La Francaise des Jeux SAEM (France)	2,162	88,140
Las Vegas Sands Corp.	1,200	46,788
Laureate Education, Inc.	281	4,333
LegalZoom.com, Inc. †	1,164	7,845
Lennar Corp. Class B	590	99,610
LiveRamp Holdings, Inc. †	654	16,952
LVMH Moet Hennessy Louis Vuitton SA (France)	40	29,773
M/I Homes, Inc. †	167	26,615
Magnite, Inc. †	664	9,157
MasterCraft Boat Holdings, Inc. †	210	3,891
Mercedes-Benz Group AG (Germany)	1,750	120,619
Meritage Homes Corp.	51	10,102
Modine Manufacturing Co. †	76	9,238
Netflix, Inc. †	74	51,900

4
Multi-Asset Income Fund

COMMON STOCKS (27.8%)* cont.	Shares	Value
Consumer cyclicals cont.
New York Times Co. (The) Class A	908	$49,876
Nike, Inc. Class B	591	49,242
Nintendo Co., Ltd. (Japan)	2,400	130,522
Owens Corning	300	50,619
Pandora A/S (Denmark)	418	73,214
PROG Holdings, Inc.	458	21,416
Publicis Groupe SA (France)	998	110,073
Red Rock Resorts, Inc. Class A	363	21,156
REV Group, Inc.	702	22,352
Ross Stores, Inc.	1,204	181,334
Ryman Hospitality Properties, Inc. R	242	25,158
Stellantis NV (Borsa Italiana Exchange) (Italy)	899	15,129
Stellantis NV (Euronext Paris Exchange) (Italy)	3,651	61,283
Subaru Corp. (Japan)	800	15,344
Tapestry, Inc.	1,335	54,695
Target Corp.	340	52,231
Taylor Wimpey PLC (United Kingdom)	54,055	114,846
Tesla, Inc. †	342	73,226
TJX Cos., Inc. (The)	2,780	326,011
Toll Brothers, Inc.	346	49,848
TOPPAN Holdings, Inc. (Japan)	500	15,096
Toyota Motor Corp. (Japan)	1,200	22,912
Trade Desk, Inc. (The) Class A †	511	53,415
Trane Technologies PLC	158	57,142
TRI Pointe Homes, Inc. †	582	25,864
Upbound Group, Inc.	67	2,231
Urban Outfitters, Inc. †	98	3,559
Visteon Corp. †	205	20,752
Volkswagen AG (Preference) (Germany)	912	97,064
Walmart, Inc.	611	47,188
Walt Disney Co. (The)	550	49,709
Wesfarmers, Ltd. (Australia)	572	28,060
Williams-Sonoma, Inc.	341	45,807
Xperi, Inc. †	516	4,551
		7,007,252
Consumer staples (2.0%)
ACCO Brands Corp.	801	4,389
Auto Trader Group PLC (United Kingdom)	2,236	25,115
Brink’s Co. (The)	230	25,514
British American Tobacco PLC (United Kingdom)	4,201	157,250
Cal-Maine Foods, Inc.	141	10,158
Cargurus, Inc. †	637	18,460
CK Hutchison Holdings, Ltd. (Hong Kong)	20,000	109,635
Coca-Cola Co. (The)	11,124	806,156
Coles Group, Ltd. (Australia)	3,434	43,598
Colgate-Palmolive Co.	495	52,718
CoreCivic, Inc. †	354	4,878
Coursera, Inc. †	455	3,686
Dave & Buster’s Entertainment, Inc. †	123	3,855
DoorDash, Inc. Class A †	1,237	159,214
El Pollo Loco Holdings, Inc. †	306	4,241
Endeavour Group, Ltd./Australia (Australia)	9,156	33,014
EverQuote, Inc. Class A †	229	5,656
Heidrick & Struggles International, Inc.	115	4,439
Hims & Hers Health, Inc. †	113	1,664
Hudson Technologies, Inc. †	468	3,847
Imperial Brands PLC (United Kingdom)	4,319	123,967
Ingles Markets, Inc. Class A	55	4,070
Insperity, Inc.	43	4,042
Inter Parfums, Inc.	140	18,038
ITOCHU Corp. (Japan)	2,100	111,813

Multi-Asset Income Fund
5

COMMON STOCKS (27.8%)* cont.	Shares	Value
Consumer staples cont.
Itron, Inc. †	234	$23,919
Japan Tobacco, Inc. (Japan)	4,400	127,029
Koninklijke Ahold Delhaize NV (Netherlands)	1,920	65,921
Korn Ferry	195	14,245
Kraft Heinz Co. (The)	1,413	50,063
ManpowerGroup, Inc.	655	48,418
Maplebear, Inc. †	1,515	54,373
MediaAlpha, Inc. Class A †	1,214	21,609
Molson Coors Beverage Co. Class B	881	47,548
Mondelez International, Inc. Class A	707	50,770
Nestle SA (Switzerland)	1,729	185,418
Olaplex Holdings, Inc. †	2,987	6,243
Opendoor Technologies, Inc. †	2,854	6,136
PepsiCo, Inc.	280	48,406
Philip Morris International, Inc.	7,492	923,689
Procter & Gamble Co. (The)	1,094	187,665
Reckitt Benckiser Group PLC (United Kingdom)	1,329	76,459
Recruit Holdings Co., Ltd. (Japan)	2,400	149,669
Resideo Technologies, Inc. †	837	16,874
Robert Half, Inc.	813	50,951
Sally Beauty Holdings, Inc. †	363	4,737
Simply Good Foods Co. (The) †	322	10,172
Sumitomo Corp. (Japan)	4,500	107,003
Texas Roadhouse, Inc.	287	48,431
Toyota Tsusho Corp. (Japan)	300	5,797
Turning Point Brands, Inc.	188	7,452
Tyson Foods, Inc. Class A	788	50,676
Uber Technologies, Inc. †	4,694	343,272
Unilever PLC (United Kingdom)	1,893	122,716
United Natural Foods, Inc. †	298	4,509
Upwork, Inc. †	1,771	17,072
USANA Health Sciences, Inc. †	94	3,837
ZipRecruiter, Inc. Class A †	476	4,546
ZOZO, Inc. (Japan)	600	19,104
		4,644,146
Energy (1.3%)
Aker BP ASA (Norway)	659	15,787
Alpha Metallurgical Resources, Inc.	68	16,262
Ampol Ltd. (Australia)	1,056	20,661
Antero Midstream Corp.	3,565	53,012
Baker Hughes Co.	1,419	49,906
Chevron Corp.	340	50,303
Civitas Resources, Inc.	766	46,979
ConocoPhillips	415	47,223
CONSOL Energy, Inc. †	215	21,990
Coterra Energy, Inc.	4,844	117,855
DCC PLC (Ireland)	197	13,919
Delek US Holdings, Inc.	170	3,471
Devon Energy Corp.	10,885	487,430
DNOW, Inc. †	1,039	13,528
Eneos Holdings, Inc. (Japan)	4,600	25,023
Equinor ASA (Norway)	1,670	44,810
Exxon Mobil Corp.	3,908	460,910
Helix Energy Solutions Group, Inc. †	1,540	17,279
HF Sinclair Corp.	2,915	143,243
Kodiak Gas Services, Inc.	376	10,434
Marathon Petroleum Corp.	752	133,194
Murphy Oil Corp.	654	24,381
Newpark Resources, Inc. †	588	4,839
Oceaneering International, Inc. †	816	22,024
OMV AG (Austria)	2,535	110,566

6
Multi-Asset Income Fund

COMMON STOCKS (27.8%)* cont.	Shares	Value
Energy cont.
Par Pacific Holdings, Inc. †	581	$13,038
PBF Energy, Inc. Class A	291	9,911
Peabody Energy Corp.	863	20,203
Permian Resources Corp.	3,194	45,483
Repsol SA (Spain)	3,977	54,612
Schlumberger, Ltd.	1,017	44,738
Shell PLC (United Kingdom)	1,177	41,705
SM Energy Co.	245	11,179
SunCoke Energy, Inc.	625	5,600
TechnipFMC PLC (United Kingdom)	1,784	47,883
TotalEnergies SE (France)	1,201	82,619
Valero Energy Corp.	1,856	272,331
Viper Energy, Inc.	3,286	156,414
Warrior Met Coal, Inc.	334	20,478
Woodside Energy Group, Ltd. (Australia)	6,423	117,665
		2,898,888
Financials (5.1%)
3i Group PLC (United Kingdom)	1,106	46,457
ABN AMRO Bank NV (Netherlands)	1,687	28,995
AGNC Investment Corp. R	4,686	47,844
AIA Group, Ltd. (Hong Kong)	400	2,817
Alexander & Baldwin, Inc. R	421	8,332
Allianz SE (Germany)	497	154,396
Allstate Corp. (The)	284	53,659
Ally Financial, Inc.	7,795	336,666
Amalgamated Financial Corp.	173	5,707
American Assets Trust, Inc. R	186	5,069
American Express Co.	192	49,661
American International Group, Inc.	635	48,927
Ameriprise Financial, Inc.	124	55,731
Amundi SA (France)	1,384	103,933
Annaly Capital Management, Inc. R	2,362	47,618
Anywhere Real Estate, Inc. †	1,913	9,355
ANZ Group Holdings, Ltd. (Australia)	7,149	146,736
Apple Hospitality REIT, Inc. R	265	3,827
Associated Banc-Corp.	171	3,912
AvalonBay Communities, Inc. R	220	49,661
AXA SA (France)	2,731	103,939
Axis Capital Holdings, Ltd.	637	50,884
Axos Financial, Inc. †	365	25,342
Banco Bilbao Vizcaya Argentaria SA (Spain)	5,137	54,572
Banco BPM SpA (Italy)	6,127	41,773
Banco Latinoamericano de Comercio Exterior SA (Panama)	153	4,797
Bank Hapoalim MB (Israel)	3,758	37,464
Bank Leumi Le-Israel BM (Israel)	8,775	84,850
Bank of America Corp.	1,317	53,668
Bank of New York Mellon Corp. (The)	11,557	788,419
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	264	10,098
Banner Corp.	315	18,765
Barratt Developments PLC (United Kingdom)	7,232	48,392
Berkshire Hathaway, Inc. Class B †	106	50,448
Berkshire Hills Bancorp, Inc.	218	6,004
BNP Paribas SA (France)	578	39,979
BOC Hong Kong Holdings, Ltd. (Hong Kong)	14,000	43,945
Bread Financial Holdings, Inc.	431	25,071
BrightSpire Capital, Inc. R	1,224	7,283
Brixmor Property Group, Inc. R	2,043	55,958
Broadstone Net Lease, Inc. R	247	4,520
CaixaBank SA (Spain)	16,881	101,677
Capital One Financial Corp.	345	50,691
CareTrust REIT, Inc. R	76	2,271

Multi-Asset Income Fund
7

COMMON STOCKS (27.8%)* cont.	Shares	Value
Financials cont.
Cathay General Bancorp	538	$23,667
Central Pacific Financial Corp.	282	7,758
Chimera Investment Corp. R	318	4,923
Citigroup, Inc.	750	46,980
Citizens Financial Group, Inc.	1,335	57,472
CNO Financial Group, Inc.	720	25,142
Comerica, Inc.	392	22,387
COPT Defense Properties R	152	4,528
Corebridge Financial, Inc.	1,766	52,203
Covivio (France) R	1,546	86,055
Credit Agricole SA (France)	5,914	92,642
CrossFirst Bankshares, Inc. †	231	4,019
Cushman & Wakefield PLC †	1,790	23,270
Customers Bancorp, Inc. †	350	18,137
DBS Group Holdings, Ltd. (Singapore)	2,200	61,433
Eastern Bankshares, Inc.	282	4,786
Elme Communities R	246	4,344
Empire State Realty Trust, Inc. Class A R	394	4,251
Enova International, Inc. †	281	24,090
Enstar Group, Ltd. †	75	24,450
Enterprise Financial Services Corp.	238	12,593
EPR Properties R	1,081	51,315
Equitable Holdings, Inc.	9,348	397,477
Equity Residential R	681	50,993
Essent Group, Ltd.	62	3,986
Everest Group, Ltd.	127	49,814
FB Financial Corp.	206	9,933
Fidelis Insurance Holdings, Ltd. (United Kingdom)	288	5,334
First BanCorp/Puerto Rico (Puerto Rico)	1,151	24,608
First Financial Corp./IN	88	3,934
First Horizon Corp.	2,879	47,763
Genworth Financial, Inc. Class A †	3,436	23,983
Goldman Sachs Group, Inc. (The)	108	55,107
Hamilton Insurance Group, Ltd. Class B (Bermuda) †	639	12,512
Hancock Whitney Corp.	503	27,026
Hanmi Financial Corp.	288	5,705
Heritage Commerce Corp.	428	4,357
Hilltop Holdings, Inc.	537	17,640
Hope Bancorp, Inc.	793	10,142
Horace Mann Educators Corp.	265	9,437
HSBC Holdings PLC (United Kingdom)	16,380	143,990
Huntington Bancshares, Inc./OH	3,430	51,347
Independent Bank Corp./MI	139	4,709
Industrial Logistics Properties Trust R	765	3,787
International Bancshares Corp.	64	4,044
Intesa Sanpaolo SpA (Italy)	35,973	150,345
Invesco, Ltd.	2,954	50,484
Investor AB Class B (Sweden)	1,468	43,710
Jackson Financial, Inc. Class A	334	30,050
James River Group Holdings, Ltd. (Bermuda)	446	3,300
Janus Henderson Group PLC (United Kingdom)	1,291	48,555
JPMorgan Chase & Co.	160	35,968
Julius Baer Group, Ltd. (Switzerland)	461	26,977
KeyCorp	3,267	55,735
Kite Realty Group Trust R	478	12,466
Ladder Capital Corp. R	355	4,388
Land Securities Group PLC (United Kingdom)	4,541	37,699
Legal & General Group PLC (United Kingdom)	35,849	105,875
Lincoln National Corp.	1,510	48,471
M&G PLC (United Kingdom)	31,130	87,975

8
Multi-Asset Income Fund

COMMON STOCKS (27.8%)* cont.	Shares	Value
Financials cont.
Merchants Bancorp/IN	242	$11,096
MetLife, Inc.	8,084	626,348
MFA Financial, Inc. R	341	4,269
MGIC Investment Corp.	2,025	51,496
Mid-America Apartment Communities, Inc. R	302	49,036
Morgan Stanley	466	48,282
Mr. Cooper Group, Inc. †	304	28,518
MS&AD Insurance Group Holdings (Japan)	700	16,135
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	39	21,101
National Australia Bank, Ltd. (Australia)	1,905	49,096
National Bank Holdings Corp. Class A	110	4,819
National Health Investors, Inc. R	187	15,227
Navient Corp.	492	8,330
NexPoint Residential Trust, Inc. R	126	5,960
NMI Holdings, Inc. Class A †	391	16,058
NN Group NV (Netherlands)	2,251	110,403
Nordea Bank ABP (Finland)	10,936	129,214
Northern Trust Corp.	7,953	725,393
OceanFirst Financial Corp.	432	7,720
OFG Bancorp (Puerto Rico)	327	15,039
Old Republic International Corp.	1,361	48,819
OneMain Holdings, Inc.	1,076	53,165
Outfront Media, Inc. R	247	4,211
Oversea-Chinese Banking Corp., Ltd. (Singapore)	5,700	63,535
Pacific Premier Bancorp, Inc.	295	7,582
Park Hotels & Resorts, Inc.	30,918	472,427
Pathward Financial, Inc.	272	18,719
PennyMac Financial Services, Inc.	107	11,556
Piedmont Office Realty Trust, Inc. Class A R	494	4,821
PNC Financial Services Group, Inc. (The)	300	55,527
Preferred Bank/Los Angeles CA	128	10,605
Prudential Financial, Inc.	414	50,160
Public Storage R	157	53,964
Renasant Corp.	279	9,765
Rithm Capital Corp. R	56,500	674,610
RLJ Lodging Trust R	1,765	16,768
RMR Group, Inc. (The) Class A	148	3,773
Sandy Spring Bancorp, Inc.	158	4,945
Sekisui House, Ltd. (Japan)	1,100	28,432
Simmons First National Corp. Class A	565	12,102
Simon Property Group, Inc. R	4,159	696,009
SITE Centers Corp. R	227	13,699
State Street Corp.	9,131	795,310
StoneX Group, Inc. †	223	18,478
Sunstone Hotel Investors, Inc. R	1,827	19,056
Swedbank AB Class A (Sweden)	1,803	38,568
Swiss Re AG (Switzerland)	649	88,670
Synchrony Financial	1,012	50,863
Tanger, Inc. R	127	3,866
Taylor Morrison Home Corp. †	449	30,231
TPG RE Finance Trust, Inc. R	1,061	9,613
Travelers Cos., Inc. (The)	220	50,175
Truist Financial Corp.	4,796	213,230
Trustmark Corp.	423	14,090
U.S. Bancorp	1,116	52,709
United Overseas Bank, Ltd. (Singapore)	4,200	100,964
Universal Insurance Holdings, Inc.	195	4,171
Univest Financial Corp.	180	5,123
Unum Group	808	44,836
Urban Edge Properties R	1,095	23,159

Multi-Asset Income Fund
9

COMMON STOCKS (27.8%)* cont.	Shares	Value
Financials cont.
Veritex Holdings, Inc.	437	$11,008
VICI Properties, Inc. R	3,707	124,110
Virtus Investment Partners, Inc.	73	15,451
Wells Fargo & Co.	5,682	332,227
Westamerica Bancorp	85	4,402
WSFS Financial Corp.	88	4,817
Xenia Hotels & Resorts, Inc. R	131	1,865
Zions Bancorp NA	1,046	51,840
		11,653,750
Health care (3.2%)
Abbott Laboratories	1,703	192,899
AbbVie, Inc.	4,510	885,358
ACADIA Pharmaceuticals, Inc. †	1,277	21,173
ACELYRIN, Inc. †	935	4,469
Addus HomeCare Corp. †	41	5,453
Alkermes PLC †	150	4,268
AngioDynamics, Inc. †	633	4,722
Arcellx, Inc. †	310	21,309
Arcturus Therapeutics Holdings, Inc. †	873	18,420
Arvinas, Inc. †	447	11,694
AstraZeneca PLC (United Kingdom)	270	47,322
AstraZeneca PLC (Rights) (United Kingdom) F	230	69
AtriCure, Inc. †	317	8,309
Avanos Medical, Inc. †	190	4,602
Axogen, Inc. †	482	6,338
Axonics, Inc. †	116	8,023
Becton, Dickinson and Co.	222	53,815
BioCryst Pharmaceuticals, Inc. †	844	7,334
Biohaven, Ltd. †	532	20,961
Bioventus, Inc. Class A †	590	5,930
Blueprint Medicines Corp. †	41	3,917
Bristol-Myers Squibb Co.	16,483	823,326
Cardinal Health, Inc.	2,265	255,311
Castle Biosciences, Inc. †	546	16,200
Catalyst Pharmaceuticals, Inc. †	274	5,549
Cigna Group (The)	842	304,644
Corcept Therapeutics, Inc. †	219	7,731
Cullinan Oncology, Inc. †	230	4,508
CVS Health Corp.	842	48,196
Daiichi Sankyo Co., Ltd. (Japan)	3,700	155,317
Denali Therapeutics, Inc. †	217	5,303
Dyne Therapeutics, Inc. †	286	13,182
Eli Lilly and Co.	226	216,965
Enanta Pharmaceuticals, Inc. †	247	3,181
Fate Therapeutics, Inc. †	1,666	6,114
Glaukos Corp. †	64	8,569
GSK PLC (United Kingdom)	5,039	109,747
Guardant Health, Inc. †	114	2,916
Health Catalyst, Inc. †	668	4,803
HealthEquity, Inc. †	58	4,614
ImmunityBio, Inc. †	1,943	7,675
Immunovant, Inc. †	680	21,012
Inari Medical, Inc. †	86	3,718
Insmed, Inc. †	412	31,506
Intuitive Surgical, Inc. †	99	48,770
Ironwood Pharmaceuticals, Inc. †	2,875	14,548
iTeos Therapeutics, Inc. †	325	5,476
Johnson & Johnson	3,333	552,811
Keros Therapeutics, Inc. †	123	5,578
Kiniksa Pharmaceuticals International PLC †	369	9,867

10
Multi-Asset Income Fund

COMMON STOCKS (27.8%)* cont.	Shares	Value
Health care cont.
Lantheus Holdings, Inc. †	288	$30,663
Lexeo Therapeutics, Inc. †	301	3,465
LivaNova PLC (United Kingdom) †	296	14,915
MacroGenics, Inc. †	1,079	3,787
Medtronic PLC	602	53,325
Merck & Co., Inc.	8,680	1,028,146
Neumora Therapeutics, Inc. †	310	3,565
Novartis AG (Switzerland)	2,189	264,471
Novo Nordisk A/S Class B (Denmark)	2,571	357,138
Novocure, Ltd. (Jersey) †	1,120	21,773
Nurix Therapeutics, Inc. †	927	23,360
Omega Healthcare Investors, Inc.	1,334	52,746
Option Care Health, Inc. †	606	19,404
OraSure Technologies, Inc. †	2,126	9,524
PepGen, Inc. †	191	1,839
Pfizer, Inc.	29,615	859,131
Protagonist Therapeutics, Inc. †	402	17,242
PTC Therapeutics, Inc. †	586	20,698
Pulse Biosciences, Inc. †	231	4,306
Quanterix Corp. †	327	4,261
Roche Holding AG (Switzerland)	260	88,015
RxSight, Inc. †	362	20,413
Sabra Health Care REIT, Inc. R	885	15,080
Sanofi SA (France)	955	107,187
Schrodinger, Inc. †	199	4,185
Select Medical Holdings Corp.	648	23,373
Semler Scientific, Inc. †	75	2,003
Sonic Healthcare, Ltd. (Australia)	2,672	49,998
Sonova Holding AG (Switzerland)	199	69,578
Summit Therapeutics, Inc. †	1,030	13,369
Sutro Biopharma, Inc. †	950	4,342
Takeda Pharmaceutical Co., Ltd. (Japan)	2,000	59,544
Teladoc Health, Inc. †	2,167	15,537
TG Therapeutics, Inc. †	381	8,950
Vir Biotechnology, Inc. †	912	7,533
Voyager Therapeutics, Inc. †	619	4,061
Wave Life Sciences, Ltd. †	955	5,482
Xencor, Inc. †	817	14,289
Y-mAbs Therapeutics, Inc. †	305	4,365
		7,344,585
Technology (8.4%)
8x8, Inc. †	2,095	3,939
A10 Networks, Inc.	287	3,952
Adeia, Inc.	187	2,356
Adobe, Inc. †	92	52,846
Agilysys, Inc. †	111	12,554
Alkami Technology, Inc. †	598	19,937
Allied Motion Technologies, Inc.	126	2,676
Alphabet, Inc. Class A	14,533	2,374,402
Altair Engineering, Inc. Class A †	44	3,976
Ambarella, Inc. †	320	19,104
Apple, Inc.	16,854	3,859,566
Applied Materials, Inc.	256	50,499
ASML Holding NV (Netherlands)	359	323,758
Atmus Filtration Technologies, Inc.	260	9,321
Axcelis Technologies, Inc. †	35	3,827
Bandwidth, Inc. Class A †	742	12,733
Blackline, Inc. †	182	9,018
Blend Labs, Inc. Class A †	2,582	9,476
Broadcom, Inc.	7,310	1,190,214
Calix, Inc. †	120	4,469

Multi-Asset Income Fund
11

COMMON STOCKS (27.8%)* cont.	Shares	Value
Technology cont.
Capcom Co., Ltd. (Japan)	1,200	$26,234
CEVA, Inc. †	198	4,740
Cisco Systems, Inc.	13,258	670,059
CommVault Systems, Inc. †	189	29,371
CrowdStrike Holdings, Inc. Class A †	178	49,356
Disco Corp. (Japan)	100	28,991
DocuSign, Inc. †	891	52,756
Domo, Inc. Class B †	776	5,797
Duolingo, Inc. †	227	48,253
eBay, Inc.	760	44,916
EnerSys	236	23,914
ESCO Technologies, Inc.	58	6,955
Extreme Networks, Inc. †	1,567	24,680
Fujitsu, Ltd. (Japan)	3,900	72,091
Garmin, Ltd.	316	57,920
HealthStream, Inc.	173	5,024
Hoya Corp. (Japan)	1,000	141,927
Impinj, Inc. †	129	21,685
Integral Ad Science Holding Corp. †	936	10,886
Keyence Corp. (Japan)	100	48,042
KLA Corp.	70	57,360
Lam Research Corp.	64	52,545
Leidos Holdings, Inc.	357	56,588
Maximus, Inc.	46	4,244
MaxLinear, Inc. †	826	12,539
Mesa Laboratories, Inc.	17	2,273
Meta Platforms, Inc. Class A	3,409	1,777,146
Microsoft Corp.	5,558	2,318,464
Monolithic Power Systems, Inc.	61	57,015
NEC Corp. (Japan)	700	62,038
NetApp, Inc.	465	56,135
NETGEAR, Inc. †	276	4,479
NetScout Systems, Inc. †	194	4,167
Nomura Research Institute, Ltd. (Japan)	300	10,091
NVIDIA Corp.	27,663	3,302,132
OneSpan, Inc. †	245	3,949
Paycom Software, Inc.	296	48,183
PDF Solutions, Inc. †	117	3,691
Pegasystems, Inc.	782	55,428
Photronics, Inc. †	167	4,319
Phreesia, Inc. †	584	15,015
Pinterest, Inc. Class A †	2,681	85,899
Playtika Holding Corp. (Israel)	6,942	52,551
PROS Holdings, Inc. †	304	6,120
PubMatic, Inc. Class A †	356	5,554
Q2 Holdings, Inc. †	111	8,237
Qualcomm, Inc.	5,229	916,644
Qualys, Inc. †	140	17,524
Rackspace Technology, Inc. †	1,689	3,885
Rambus, Inc. †	582	26,027
Rapid7, Inc. †	363	13,725
Renesas Electronics Corp. (Japan)	6,500	113,162
Roku, Inc. †	800	54,216
Salesforce, Inc.	189	47,798
Sanmina Corp. †	60	4,163
SAP SE (Germany)	161	35,330
SCREEN Holdings Co., Ltd. (Japan)	100	7,583
SCSK Corp. (Japan)	600	12,066
ServiceNow, Inc. †	78	66,690
Silergy Corp. (China)	4,000	59,082
Silicon Laboratories, Inc. †	178	21,070

12
Multi-Asset Income Fund

COMMON STOCKS (27.8%)* cont.	Shares	Value
Technology cont.
Snowflake, Inc. Class A †	349	$39,866
SS&C Technologies Holdings, Inc.	774	58,120
Synaptics, Inc. †	81	6,595
Thales SA (France)	54	9,073
TTM Technologies, Inc. †	625	12,156
Unisys Corp. †	1,035	5,724
Veeva Systems, Inc. Class A †	247	53,461
Viavi Solutions, Inc. †	505	4,348
Vicor Corp. †	233	8,971
Weave Communications, Inc. †	609	6,870
Western Union Co. (The)	15,721	191,796
Xerox Holdings Corp.	416	4,713
		19,209,040
Transportation (0.6%)
ArcBest Corp.	35	3,721
Arlo Technologies, Inc. †	871	10,226
Aurizon Holdings, Ltd. (Australia)	2,595	5,924
Costamare, Inc. (Monaco)	295	4,186
CSX Corp.	1,441	49,383
DHL Group (Germany) (Germany)	1,133	49,179
Expeditors International of Washington, Inc.	392	48,377
FedEx Corp.	163	48,700
Hub Group, Inc. Class A	299	14,092
International Seaways, Inc.	192	9,951
Matson, Inc.	195	26,969
Scorpio Tankers, Inc.	291	20,818
SG Holdings Co., Ltd. (Japan)	300	3,247
SITC International Holdings Co., Ltd. (Hong Kong)	3,000	7,066
SkyWest, Inc. †	287	22,254
Teekay Corp. (Bermuda) †	1,032	8,576
Teekay Tankers, Ltd. Class A (Canada)	287	16,325
Union Pacific Corp.	876	224,335
United Parcel Service, Inc. Class B	5,897	758,059
		1,331,388
Utilities and power (0.7%)
ALLETE, Inc.	357	22,687
American Electric Power Co., Inc.	474	47,533
American States Water Co.	48	3,908
Black Hills Corp.	67	3,961
California Water Service Group	81	4,482
Chesapeake Utilities Corp.	36	4,263
Consolidated Edison, Inc.	493	50,069
Dominion Energy, Inc.	808	45,167
Duke Energy Corp.	473	53,898
E.ON SE (Germany)	4,065	57,626
Edison International	674	58,658
Enel SpA (Italy)	13,752	104,525
ENGIE SA (France)	6,301	110,975
Eni SpA (Italy)	1,451	23,612
Exelon Corp.	1,397	53,212
Glow Energy PCL (Thailand) (Thailand) F	35,800	11
Iberdrola SA (Spain)	3,130	44,410
Kansai Electric Power Co., Inc. (The) (Japan)	1,200	21,329
Kinder Morgan, Inc.	2,508	54,098
New Jersey Resources Corp.	156	7,224
Northwest Natural Holding Co.	104	4,183
Origin Energy, Ltd. (Australia)	7,169	48,335
Otter Tail Corp.	41	3,467
PG&E Corp.	1,400	27,580
PNM Resources, Inc.	402	16,474
Portland General Electric Co.	154	7,409

Multi-Asset Income Fund
13

COMMON STOCKS (27.8%)* cont.	Shares	Value
Utilities and power cont.
SJW Group	101	$5,958
UGI Corp.	2,101	52,336
Unitil Corp.	72	4,342
Xcel Energy, Inc.	10,976	672,026
		1,613,758
Total common stocks (cost $50,821,055)		$63,583,881
CORPORATE BONDS AND NOTES (27.1%)*		Principal amount	Value
Basic materials (2.2%)
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32		$35,000	$36,507
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		75,000	79,913
ATI, Inc. sr. unsec. notes 5.125%, 10/1/31		15,000	14,441
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		135,000	135,390
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		105,000	109,372
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		150,000	139,225
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		40,000	37,360
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		70,000	70,969
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		95,000	90,991
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		110,000	113,386
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		40,000	41,116
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.55%, 11/15/30 (Germany)		100,000	107,289
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		34,000	35,961
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		178,000	183,738
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		110,000	102,892
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		120,000	110,129
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		10,000	9,935
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		65,000	65,358
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		140,000	130,460
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	100,000	103,875
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33		$150,000	153,550
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		65,000	64,987
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34		150,000	152,853
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		231,000	203,164
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		80,000	80,820
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		238,000	231,892
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		270,000	248,142
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada) ‡‡		70,000	67,979
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer, 144A sr. notes 6.00%, 9/15/28 (Canada)		100,000	98,360
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		95,000	94,716
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		25,000	17,349
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		90,000	86,608
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		70,000	71,173
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27		90,000	93,166
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		65,000	53,201
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		30,000	31,251
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		260,000	240,586
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		45,000	46,272
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		95,000	90,820
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		45,000	42,796
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		90,000	82,186
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		50,000	53,574
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		120,000	114,471
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		105,000	100,586
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		118,000	115,070
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		75,000	80,589
Standard Building Solutions, Inc. 144A sr. unsec. notes 6.50%, 8/15/32		55,000	56,714
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		80,000	75,265
United States Steel Corp. sr. unsec. sub. FRB 6.65%, 6/1/37		35,000	36,466
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		89,000	58,374
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		86,000	61,205

14
Multi-Asset Income Fund

CORPORATE BONDS AND NOTES (27.1%)* cont.		Principal amount	Value

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		$115,000	$133,278
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R		17,000	19,553
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		140,000	145,577
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		60,000	55,690
			5,076,590
Capital goods (2.0%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		55,000	50,035
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	100,000	91,539
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)		$200,000	204,166
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		200,000	213,180
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28		11,000	11,172
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		143,000	133,256
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50		25,000	23,616
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40		30,000	29,184
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29		30,000	27,679
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		205,000	196,501
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		192,000	200,116
Boeing Co. (The) 144A sr. unsec. bonds 6.858%, 5/1/54		69,000	74,362
Boeing Co. (The) 144A sr. unsec. bonds 6.528%, 5/1/34		34,000	36,032
Boeing Co. (The) 144A sr. unsec. notes 6.388%, 5/1/31		65,000	68,504
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29		11,000	11,493
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27		7,000	7,203
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		24,000	24,097
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		5,000	5,271
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31 (Canada)		10,000	10,509
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		20,000	20,845
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		60,000	65,505
BorgWarner, Inc. sr. unsec. notes 4.95%, 8/15/29		28,000	28,282
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		85,000	89,419
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		35,000	38,052
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		15,000	15,435
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	155,000	171,365
Garrett Motion Holdings, Inc./Garrett LX I Sarl 144A company guaranty sr. unsec. notes 7.75%, 5/31/32		$40,000	41,430
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		35,000	33,897
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		25,000	26,146
Graham Packaging Co., Inc. 144A company guaranty sr. unsec. sub. notes 7.125%, 8/15/28		25,000	24,726
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		120,000	109,795
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		124,000	134,480
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		37,000	34,787
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		45,000	42,856
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		120,000	114,460
MasTec, Inc. company guaranty sr. unsec. unsub. notes 5.90%, 6/15/29		46,000	47,610
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		100,000	101,312
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		25,000	25,292
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29		246,000	252,640
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		30,000	30,902
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		60,000	63,852
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		50,000	47,619
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		235,000	235,525
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		90,000	100,835
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		25,000	27,157
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		50,000	48,588
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		240,000	232,286
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		15,000	15,859
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		65,000	67,941
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		290,000	298,525
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		60,000	62,473
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28		197,000	196,002
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29		146,000	149,702

Multi-Asset Income Fund
15

CORPORATE BONDS AND NOTES (27.1%)* cont.	Principal amount	Value
Capital goods cont.
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32	$70,000	$72,201
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29	20,000	20,547
Wrangler Holdco Corp. 144A company guaranty sr. unsec. sub. notes 6.625%, 4/1/32	30,000	30,995
		4,537,258
Communication services (1.6%)
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)	200,000	139,003
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	103,000	90,729
American Tower Corp. sr. unsec. notes 3.125%, 1/15/27 R	251,000	242,678
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	106,000	97,096
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	81,000	57,314
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	189,000	156,604
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	128,000	107,992
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	14,000	12,684
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	215,000	204,144
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	95,000	86,682
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32	120,000	104,671
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	92,000	81,327
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	73,000	54,173
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	30,000	24,496
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	69,000	67,080
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	82,000	79,743
Crown Castle, Inc. sr. unsec. notes 4.90%, 9/1/29 R	105,000	105,942
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47 R	31,000	27,502
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 8.875%, 2/1/30	30,000	30,467
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	135,000	130,852
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	85,000	72,973
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	220,000	205,480
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	60,000	63,262
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27	50,000	49,863
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30	75,000	80,735
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	182,000	184,143
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	87,000	80,204
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	119,000	128,983
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	8,000	7,699
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	145,000	146,836
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	65,000	58,385
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	138,000	131,248
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	67,000	76,418
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	287,000	286,453
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)	200,000	208,138
		3,681,999
Consumer cyclicals (4.1%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	146,000	141,730
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31	95,000	96,533
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	100,000	96,437
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	65,000	60,230
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30	51,000	45,256
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)	215,000	223,799
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35	125,000	129,198
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27 ‡‡	45,000	43,629
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	145,000	131,012
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	195,000	183,605
Brunswick Corp/DE sr. unsec. notes 5.85%, 3/18/29	87,000	89,043
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32	15,000	15,424
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	210,000	217,629
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	140,000	132,515
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28	85,000	84,419
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29	25,000	26,304
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30	45,000	48,875
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	120,000	120,472

16
Multi-Asset Income Fund

CORPORATE BONDS AND NOTES (27.1%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		$50,000	$54,125
Carvana Co. 144A company guaranty sr. sub. notes 9.00% (12.00%), 12/1/28 ‡‡		70,000	72,712
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		90,000	89,515
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		70,000	68,824
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		95,000	99,339
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		115,000	100,344
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		50,000	47,251
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34		169,000	168,713
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30		125,000	128,161
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		145,000	149,142
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		125,000	124,115
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		90,000	94,480
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		82,000	77,657
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31		80,000	45,892
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		70,000	70,695
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		110,000	118,369
Home Depot, Inc./The sr. unsec. notes 5.30%, 6/25/54		59,000	60,272
Home Depot, Inc./The sr. unsec. sub. notes 4.95%, 6/25/34		59,000	60,483
Home Depot, Inc./The sr. unsec. sub. notes 4.75%, 6/25/29		75,000	76,701
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)		17,000	18,236
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)		46,000	47,262
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)		90,000	91,954
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31		72,000	62,127
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		125,000	117,820
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		65,000	58,822
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		150,000	135,459
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		100,000	106,608
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		15,000	15,805
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		195,000	202,187
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		70,000	71,271
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		90,000	93,016
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		65,000	63,772
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		120,000	119,621
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		65,000	61,790
Moody’s Corp. sr. unsec. notes 3.25%, 1/15/28		110,000	106,716
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		30,000	32,110
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		50,000	53,392
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		155,000	154,895
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54		46,000	47,979
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34		31,000	31,766
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		45,000	47,643
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		228,000	238,138
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		80,000	75,310
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		50,000	46,771
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		80,000	85,153
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		50,000	49,694
Owens Corning sr. unsec. notes 3.50%, 2/15/30		85,000	79,964
Owens Corning sr. unsec. sub. bonds 5.70%, 6/15/34		106,000	110,689
Paramount Global sr. unsec. unsub. FRB 4.375%, 3/15/43		39,000	28,045
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		69,000	64,829
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28		115,000	107,743
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		36,000	34,162
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		75,000	73,813
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)	GBP	100,000	131,437
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		$90,000	89,738
Royal Caribbean Cruises, Ltd. 144A 6.00%, 2/1/33		125,000	128,127
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30		50,000	52,894
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		15,000	15,500
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		20,000	20,043
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		20,000	19,686

Multi-Asset Income Fund
17

CORPORATE BONDS AND NOTES (27.1%)* cont.		Principal amount	Value
Consumer cyclicals cont.
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		$105,000	$104,114
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		50,000	42,240
Sands China, Ltd. company guaranty sr. unsec. sub. notes 3.80%, 1/8/26 (Hong Kong)		200,000	195,354
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		75,000	74,491
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		115,000	113,569
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		135,000	115,974
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		85,000	88,210
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32		35,000	36,048
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		130,000	121,676
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		15,000	15,310
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		40,000	37,158
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		135,000	129,653
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		200,000	186,801
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		115,000	115,033
Tapestry, Inc. company guaranty sr. unsec. notes 7.85%, 11/27/33		35,000	37,476
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		30,000	30,387
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		60,000	59,347
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		35,000	35,321
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29		92,000	88,179
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28		75,000	74,174
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28		25,000	25,314
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		80,000	87,826
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		30,000	30,410
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		356,000	341,131
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		135,000	134,172
White Cap Parent, LLC 144A sr. unsec. notes 8.25%, 3/15/26 ‡‡		30,000	30,095
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29		90,000	88,113
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		185,000	196,462
			9,418,925
Consumer staples (1.4%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		80,000	73,344
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)		30,000	30,661
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		95,000	93,277
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		200,000	197,573
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28		200,000	193,404
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	100,000	110,274
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		$105,000	98,519
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		80,000	83,929
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		45,000	46,650
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		75,000	73,266
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 4.375%, 3/31/29		30,000	28,235
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		70,000	72,866
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32		50,000	52,348
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		67,000	69,871
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		105,000	94,552
Gates Corp./The 144A sr. unsec. notes 6.875%, 7/1/29		10,000	10,270
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27		250,000	243,955
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		40,000	41,168
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		130,000	129,164
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34 (Luxembourg)		161,000	176,610
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		187,000	172,897
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33		251,000	256,937
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53		46,000	45,857

18
Multi-Asset Income Fund

CORPORATE BONDS AND NOTES (27.1%)* cont.	Principal amount	Value
Consumer staples cont.
Kroger Co. (The) sr. unsec. notes 4.70%, 8/15/26	$182,000	$182,570
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	45,000	41,490
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	75,000	72,183
McDonald’s Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37	82,000	92,064
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	223,000	229,345
United Rentals North America, Inc. 144A company guaranty sr. unsec. notes 6.125%, 3/15/34	40,000	40,909
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32	20,000	21,136
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29	50,000	48,810
		3,124,134
Energy (2.9%)
6297782 LLC 144A company guaranty sr. unsec. bonds 5.584%, 10/1/34	69,000	68,728
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	133,000	132,749
Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 7.20%, 1/15/32 (Canada)	124,000	140,300
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	256,000	250,519
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	78,000	69,258
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29	175,000	177,724
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	55,000	55,442
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30	10,000	10,878
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28	45,000	47,498
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	85,000	91,836
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	73,000	81,015
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	72,000	75,666
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	125,000	118,263
Ecopetrol SA sr. unsec. unsub. notes 6.875%, 4/29/30 (Colombia)	170,000	169,701
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	260,000	264,738
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	115,000	114,003
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	115,000	113,758
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29	35,000	36,142
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)	220,000	217,828
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	80,000	80,325
Kraken Oil & Gas Partners, LLC 144A sr. unsec. notes 7.625%, 8/15/29	115,000	118,624
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32	50,000	50,783
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 8.875%, 8/15/31	100,000	100,279
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	195,000	197,420
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	420,000	439,202
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	86,000	97,615
Occidental Petroleum Corp. sr. unsec. unsub. bonds 5.55%, 10/1/34	256,000	260,289
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29	100,000	101,466
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	30,000	31,685
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	117,000	124,290
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	31,000	32,752
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	53,000	54,561
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	42,000	42,073
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	75,000	74,999
Pertamina Persero PT sr. unsec. unsub. notes Ser. REGS, 2.30%, 2/9/31 (Indonesia)	220,000	189,660
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)	100,000	102,792
Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6.75%, 9/21/47 (Mexico)	30,000	20,553
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	100,000	83,212
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	170,000	165,029
Petronas Capital, Ltd. company guaranty sr. unsec. unsub. bonds Ser. REGS, 2.48%, 1/28/32 (Malaysia)	300,000	258,498
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	56,000	55,971
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	50,000	50,817
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	105,000	101,995
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28	80,000	84,331
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	65,000	65,111
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	95,000	95,606
SM Energy Co. 144A sr. unsec. notes 7.00%, 8/1/32	120,000	123,021
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	210,000	208,304
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	141,000	140,849

Multi-Asset Income Fund
19

CORPORATE BONDS AND NOTES (27.1%)* cont.	Principal amount	Value
Energy cont.
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	$139,000	$136,607
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28	20,000	20,625
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	120,000	124,551
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 6.80%, 3/15/38	25,000	21,216
USA Compression Partners LP/USA Compression Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 3/15/29	30,000	30,840
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	60,000	62,420
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32	70,000	77,814
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29	75,000	84,567
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	105,000	111,554
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	40,000	41,920
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31	50,000	53,229
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27	35,000	34,713
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32	90,000	92,210
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29	20,000	20,257
		6,700,681
Financials (5.9%)
Acrisure, LLC/Acrisure Finance, Inc. sr. notes 7.50%, 11/6/30	85,000	87,313
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29	85,000	88,331
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	205,000	182,309
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 5.10%, 1/19/29 (Ireland)	150,000	152,134
AerCap Ireland Capital DAC/AerCap Global Aviation Trust jr. sub. bonds 6.95%, 3/10/55 (Ireland)	150,000	154,850
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30	189,000	172,794
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	51,000	50,742
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	138,000	128,460
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31	115,000	118,968
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 5.875%, 11/1/29	105,000	102,500
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	171,000	195,278
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29	120,000	106,507
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	77,000	79,901
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	228,000	223,725
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30	50,000	54,038
Aretec Group, Inc. 144A sr. unsec. notes 7.50%, 4/1/29	35,000	33,249
Athene Global Funding 144A 5.526%, 7/11/31	205,000	209,729
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54	25,000	25,984
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	174,000	179,995
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	245,000	209,607
Aviation Capital Group, LLC 144A company guaranty sr. unsec. notes 5.375%, 7/15/29	156,000	157,822
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	200,000	199,935
Bank of America Corp. sr. unsec. FRB 5.468%, 1/23/35	203,000	210,200
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	404,000	366,919
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	100,000	108,682
Bank of America Corp. unsec. sub. notes, Ser. MTN, 5.425%, 8/15/35	356,000	356,908
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	46,000	44,317
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	169,000	172,404
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	200,000	172,250
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	200,000	205,989
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	78,000	88,084
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 3/9/27	174,000	170,493
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74	114,000	116,896
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	46,000	48,583
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	178,000	161,076
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	81,000	81,763
CNO Financial Group, Inc. sr. unsec. bonds 6.45%, 6/15/34	214,000	223,418
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	295,000	307,782
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	115,000	111,083
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28	95,000	102,242
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	170,000	160,416

20
Multi-Asset Income Fund

CORPORATE BONDS AND NOTES (27.1%)* cont.	Principal amount	Value
Financials cont.
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)	$200,000	$176,948
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30	60,000	62,833
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27 R	43,000	42,097
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	110,000	112,290
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	182,000	183,034
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	69,000	45,016
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	138,000	145,137
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	192,000	198,986
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	205,000	208,140
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28	165,000	179,784
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27	30,000	29,663
General Motors Financial Co., Inc. company guaranty sr. sub. notes 5.80%, 1/7/29	105,000	108,799
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)	30,000	31,296
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33 R	11,000	12,006
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26 R	182,000	182,406
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	80,000	83,613
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	200,000	205,407
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	130,000	129,710
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	64,000	67,391
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25	170,000	170,018
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	185,000	197,542
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)	35,000	37,252
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)	75,000	81,581
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	164,000	163,541
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.38%, 5/15/47	78,000	71,104
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	198,000	207,215
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	13,000	12,517
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 7.00%, 7/15/31 R	55,000	57,225
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R	90,000	87,427
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	200,000	144,537
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	91,000	97,086
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)	15,000	15,826
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)	10,000	10,413
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	136,000	96,106
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	325,000	299,491
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	247,000	251,386
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	103,000	106,362
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	26,000	27,092
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32	75,000	77,761
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	145,000	140,986
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	200,000	202,959
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31	70,000	72,307
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 11/15/31	10,000	10,107
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	40,000	40,806
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	165,000	158,823
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	90,000	88,741
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	197,000	190,258
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30	145,000	150,053
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	53,000	47,409
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28	20,000	20,815
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32	85,000	87,605
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, 5.711%, 1/24/35	134,000	138,837
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	250,000	242,339
UBS Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)	250,000	311,121
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	211,000	174,641
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34 R	106,000	109,264
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	115,000	114,655
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 1/15/28 R	133,000	131,200
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29 R	128,000	121,605
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	41,000	39,792

Multi-Asset Income Fund
21

CORPORATE BONDS AND NOTES (27.1%)* cont.		Principal amount	Value
Financials cont.
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38		$250,000	$284,463
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)		78,000	72,663
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		69,000	50,753
			13,541,916
Health care (1.7%)
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		81,000	72,146
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63		267,000	274,057
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		50,000	52,573
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29		20,000	20,514
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		115,000	111,960
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		80,000	75,022
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		65,000	70,445
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		155,000	150,144
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		30,000	26,921
Concentra Escrow Issuer Corp. 144A sr. unsec. unsub. bonds 6.875%, 7/15/32		25,000	26,184
DaVita Inc. 144A company guaranty sr. unsec. notes 6.875%, 9/1/32		150,000	153,555
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		75,000	77,852
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		72,000	70,602
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31		40,000	42,521
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27		110,000	113,613
Grifols SA company guaranty sr. unsec. notes 3.875%, 10/15/28 (Spain)	EUR	110,000	114,422
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		$23,000	23,087
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54		79,000	81,565
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34		60,000	61,686
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		69,000	69,492
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		39,000	35,468
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		156,000	161,779
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)		200,000	205,175
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	190,508
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		80,000	75,630
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		45,000	44,231
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		90,000	86,172
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		106,000	106,599
Royalty Pharma PLC company guaranty 5.40%, 9/2/34		85,000	85,985
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29		88,000	89,586
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		110,000	108,977
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		30,000	29,466
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		220,000	202,073
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		185,000	183,534
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		275,000	279,522
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		230,000	239,708
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37		8,000	8,748
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		72,000	62,868
			3,884,390
Technology (2.1%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		50,000	48,129
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34		30,000	30,745
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29		57,000	58,299
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29		251,000	255,955
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37		370,000	361,659
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		78,000	64,570
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54		95,000	98,151
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		40,000	40,292
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		150,000	147,966
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		30,000	28,779
CommScope, Inc. 144A company guaranty sr. notes 6.00%, 3/1/26		55,000	53,006
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		65,000	59,619
Flex, Ltd. sr. unsec. notes 5.25%, 1/15/32		133,000	133,084
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31		65,000	67,512
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		180,000	166,800
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		27,000	25,510

22
Multi-Asset Income Fund

CORPORATE BONDS AND NOTES (27.1%)* cont.	Principal amount	Value
Technology cont.
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	$210,000	$202,320
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	100,000	106,282
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	131,000	136,564
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30	190,000	182,423
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	159,000	169,583
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	157,000	165,605
Meta Platforms, Inc. sr. unsec. bonds 5.55%, 8/15/64	146,000	149,675
Meta Platforms, Inc. sr. unsec. notes 4.75%, 8/15/34	146,000	146,973
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	100,000	89,537
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	202,000	187,363
Oracle Corp. notes 6.50%, 4/15/38	50,000	55,762
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	206,000	164,640
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	205,000	195,803
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30	85,000	90,889
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	65,000	59,399
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	72,000	46,713
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	167,000	113,383
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)	30,000	26,593
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	215,000	194,347
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	176,000	149,628
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	145,000	136,960
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	215,000	197,450
UKG, Inc. 144A sr. notes 6.875%, 2/1/31	90,000	93,173
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	160,000	148,036
		4,849,177
Transportation (0.5%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	84,583	84,213
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	320,000	318,115
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	290,000	295,321
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	80,000	76,206
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 7.125%, 8/1/32	100,000	103,632
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34	189,000	196,931
		1,074,418
Utilities and power (2.7%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	120,000	102,405
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	100,000	107,467
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	164,000	171,441
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	77,000	76,210
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	42,000	36,374
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	65,000	62,366
CenterPoint Energy Resources Corp. sr. unsec. unsub. notes 5.40%, 7/1/34	69,000	70,403
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	28,000	24,427
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	74,000	82,061
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	30,000	32,264
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	133,000	134,300
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	243,000	251,916
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27	110,000	111,214
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	61,000	53,882
Duke Energy Corp. company guaranty sr. unsec. unsub. notes 4.85%, 1/5/29	246,000	249,478
Duke Energy Corp. notes 5.45%, 6/15/34	34,000	35,043
Duke Energy Corp. sr. unsec. notes 5.80%, 6/15/54	25,000	25,600
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	20,000	19,406
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	159,000	154,298
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	64,000	63,606
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	220,000	214,788
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	14,000	15,054
Energy Transfer LP sr. unsec. unsub. notes 5.25%, 7/1/29	279,000	285,738
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	243,000	247,566
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	92,000	94,337
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	156,000	156,213

Multi-Asset Income Fund
23

CORPORATE BONDS AND NOTES (27.1%)* cont.	Principal amount	Value
Utilities and power cont.
Exelon Corp. sr. unsec. notes 5.15%, 3/15/29	$246,000	$252,614
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	106,000	109,524
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	42,000	43,343
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	134,000	135,534
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	157,000	182,196
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	174,000	174,775
NiSource, Inc. sr. unsec. unsub. notes 5.20%, 7/1/29	174,000	178,205
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	70,000	77,977
NRG Energy, Inc. 144A sr. notes 2.45%, 12/2/27	133,000	123,475
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	18,000	17,278
Oncor Electric Delivery Co., LLC sr. FRB 4.95%, 9/15/52	198,000	188,074
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	36,000	33,470
Pacific Gas and Electric Co. sr. bonds 6.95%, 3/15/34	22,000	24,569
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	61,000	63,254
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	64,000	55,828
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	31,000	31,916
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	170,000	162,263
PacifiCorp sr. bonds 2.70%, 9/15/30	73,000	65,577
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	145,000	142,058
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	86,000	87,001
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	73,000	75,408
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	125,000	131,950
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	31,000	32,283
Virginia Electric and Power Co. sr. unsec. unsub. notes 5.05%, 8/15/34	128,000	128,889
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51	65,000	67,267
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	89,000	93,075
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27	151,000	146,987
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32	45,000	46,770
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	145,000	161,186
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31	135,000	143,742
		6,054,345
Total corporate bonds and notes (cost $59,518,720)		$61,943,833
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (18.5%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.6%)
Government National Mortgage Association Pass-Through Certificates
6.00%, 11/20/53	$1,133,899	$1,170,142
5.50%, 5/20/49	15,781	16,110
5.00%, 5/20/49	48,519	48,871
4.00%, with due dates from 9/20/52 to 1/20/53	1,110,001	1,061,250
3.50%, with due dates from 3/20/47 to 11/20/49	1,091,244	1,025,872
3.00%, with due dates from 11/20/53 to 1/20/54	990,843	899,795
2.50%, with due dates from 2/20/52 to 3/20/52	1,145,506	995,649
2.00%, TBA, 9/1/54	1,000,000	842,718
		6,060,407
U.S. Government Agency Mortgage Obligations (15.9%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 9/1/53	391,266	400,655
5.50%, 12/1/52	283,418	291,840
4.50%, 9/1/52	518,907	505,660
4.00%, 9/1/49	1,018,486	985,027
3.50%, 8/1/43	193,165	182,458
3.00%, with due dates from 3/1/43 to 8/1/52	1,317,954	1,190,190
2.50%, with due dates from 1/1/52 to 4/1/52	4,112,186	3,555,263
2.50%, 10/1/36	1,014,142	941,898
2.00%, 3/1/51	1,217,143	1,007,047
Federal National Mortgage Association Pass-Through Certificates
6.50%, 4/1/53	485,878	500,854
5.50%, with due dates from 1/1/38 to 11/1/52	741,278	754,280
5.00%, with due dates from 1/1/49 to 8/1/49	50,001	50,389

24
Multi-Asset Income Fund

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (18.5%)* cont.	Principal amount	Value
U.S. Government Agency Mortgage Obligations cont.
Federal National Mortgage Association Pass-Through Certificates
4.50%, with due dates from 8/1/52 to 1/1/53	$538,643	$524,900
3.50%, 6/1/56	1,173,660	1,080,776
3.50%, with due dates from 6/1/42 to 6/1/52	2,595,939	2,406,449
3.00%, with due dates from 2/1/43 to 3/1/52	2,676,904	2,405,900
2.50%, with due dates from 11/1/51 to 3/1/52	1,768,977	1,529,831
2.00%, with due dates from 10/1/50 to 3/1/52	4,923,311	4,078,883
2.00%, 3/1/36	1,059,915	966,331
1.50%, 1/1/51	1,359,123	1,068,429
1.50%, 7/1/36	1,087,842	966,065
Uniform Mortgage-Backed Securities
6.50%, TBA, 9/1/54	1,000,000	1,029,820
6.00%, TBA, 9/1/54	5,000,000	5,092,562
5.50%, TBA, 9/1/54	1,000,000	1,006,946
5.00%, TBA, 9/1/54	3,000,000	2,978,875
2.00%, TBA, 9/1/54	1,000,000	818,499
		36,319,827
Total U.S. government and agency mortgage obligations (cost $42,577,785)		$42,380,234
U.S. TREASURY OBLIGATIONS (11.2%)*	Principal amount	Value
U.S. Treasury Bonds
3.625%, 2/15/53	$470,000	$421,752
3.00%, 2/15/49	5,000,000	3,979,102
2.875%, 5/15/52	220,000	170,062
2.75%, 8/15/42 #	5,000,000	4,035,742
2.00%, 8/15/51	2,190,000	1,389,067
1.875%, 2/15/51	580,000	357,867
U.S. Treasury Notes
3.875%, 8/15/33	1,650,000	1,646,745
3.375%, 5/15/33	2,770,000	2,665,854
2.75%, 8/15/32	660,000	610,487
2.75%, 2/15/28	2,210,000	2,136,276
1.625%, 9/30/26	1,610,000	1,537,424
1.50%, 2/15/30	3,200,000	2,844,563
1.25%, 9/30/28	2,100,000	1,902,674
0.50%, 2/28/26	2,060,000	1,953,620
Total U.S. treasury obligations (cost $25,553,151)		$25,651,235
MORTGAGE-BACKED SECURITIES (7.5%)*	Principal amount	Value
Commercial mortgage-backed securities (3.4%)
AREIT CRE Trust 144A FRB Ser. 22-CRE6, Class A, 6.603%, 1/20/37 (Cayman Islands)	$231,823	$230,036
Banc of America Commercial Mortgage Trust Ser. 15-UBS7, Class AS, 3.989%, 9/15/48 W	205,000	200,215
BANK FRB Ser. 20-BN26, Class XA, IO, 1.32%, 3/15/63 W	3,843,713	189,472
Barclays Commercial Mortgage Trust Ser. 19-C5, Class C, 3.71%, 11/15/52	402,000	354,564
Benchmark Mortgage Trust FRB Ser. 20-B21, Class XA, IO, 1.553%, 12/17/53 W	5,657,717	361,548
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class B, 4.461%, 9/15/48 W	475,000	459,529
Ser. 14-GC21, Class B, 4.328%, 5/10/47 W	91,452	88,894
FRB Ser. 16-P6, Class B, 4.296%, 12/10/49 W	368,000	324,984
COMM Mortgage Trust
FRB Ser. 17-COR2, Class C, 4.74%, 9/10/50 W	127,000	112,033
FRB Ser. 15-CR26, Class B, 4.612%, 10/10/48 W	332,000	315,317
Ser. 15-DC1, Class B, 4.035%, 2/10/48 W	352,000	333,283
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48 W	289,000	277,413
FRB Ser. 15-CR22, Class AM, 3.603%, 3/10/48 W	142,000	136,952
COMM Mortgage Trust 144A Ser. 13-CR6, Class B, 3.397%, 3/10/46	209,170	198,922
CSAIL Commercial Mortgage Trust
Ser. 16-C6, Class AS, 3.346%, 1/15/49	171,000	160,724
FRB Ser. 19-C15, Class XA, IO, 1.158%, 3/15/52 W	5,245,066	184,208
CSMC Trust FRB Ser. 16-NXSR, Class AS, 4.049%, 12/15/49 W	176,000	166,784

Multi-Asset Income Fund
25

MORTGAGE-BACKED SECURITIES (7.5%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.916%, 6/15/51 W	$133,000	$115,382
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 14-C20, Class B, 4.399%, 7/15/47 W	69,089	65,894
FRB Ser. 13-C10, Class C, 4.21%, 12/15/47 W	102,506	95,366
Ladder Capital Commercial Mortgage Trust 144A FRB Ser. 17-LC26, Class XA, IO, 1.681%, 7/12/50 W	3,043,952	95,036
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C19, Class B, 4.00%, 12/15/47 W	402,000	394,608
Ser. 16-C32, Class AS, 3.994%, 12/15/49 W	410,000	390,786
Ser. 15-C22, Class B, 3.883%, 4/15/48 W	138,000	129,967
Ser. 13-C9, Class B, 3.708%, 5/15/46 W	102,934	95,664
FRB Ser. 16-C32, Class XA, IO, 0.787%, 12/15/49 W	9,148,057	110,299
Morgan Stanley Capital I Trust FRB Ser. 18-L1, Class C, 4.94%, 10/15/51 W	263,000	245,158
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL10, Class AS, 8.348%, 10/25/39	371,000	371,696
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 8.09%, 5/19/38 (Bermuda)	194,776	195,437
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.488%, 11/15/48 W	18,660	53
Wells Fargo Commercial Mortgage Trust
Ser. 19-C49, Class B, 4.546%, 3/15/52	581,000	556,508
Ser. 15-C31, Class AS, 4.049%, 11/15/48	193,000	188,425
Ser. 17-C39, Class B, 4.025%, 9/15/50	491,000	457,345
WF-RBS Commercial Mortgage Trust Ser. 13-C11, Class B, 3.714%, 3/15/45 W	185,669	177,537
		7,780,039
Residential mortgage-backed securities (non-agency) (4.1%)
A&D Mortgage Trust 144A
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	544,222	554,581
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	400,740	404,194
BRAVO Residential Funding Trust 144A FRB Ser. 21-HE2, Class A1, (US 30 Day Average SOFR + 0.75%), 6.099%, 11/25/69	317,221	316,233
COLT Mortgage Loan Trust 144A Ser. 23-3, Class A1, 7.18%, 9/25/68	768,615	783,370
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.299%, 6/25/42	340,925	350,809
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.999%, 7/25/42	64,960	66,822
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.649%, 8/25/42	393,985	403,501
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.549%, 5/25/42	436,831	444,340
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.499%, 9/25/42	118,120	119,320
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 7.449%, 10/25/33	10,884	11,067
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.349%, 6/25/43	24,665	24,769
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.349%, 4/25/42	245,874	249,074
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 7.199%, 11/25/43	35,548	36,000
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 7.149%, 11/25/41	33,000	33,376
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.999%, 1/25/34	22,904	23,011
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.349%, 1/25/42	49,577	49,596
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.199%, 9/25/41	72,426	72,565
Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 8.113%, 2/25/30	8,518	8,586
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.349%, 1/25/42	543,000	558,496
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.298%, 6/25/42	274,931	284,063

26
Multi-Asset Income Fund

MORTGAGE-BACKED SECURITIES (7.5%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 8.099%, 5/25/42	$333,970	$343,581
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.899%, 7/25/42	157,041	161,283
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.613%, 11/25/39	53,029	53,516
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.449%, 3/25/42	593,438	602,955
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.349%, 3/25/42	344,618	349,451
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 7.298%, 9/25/43	14,912	14,994
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 7.249%, 4/25/42	153,643	154,903
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 7.249%, 12/25/41	58,000	58,844
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 7.049%, 7/25/43	49,247	49,515
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.999%, 12/25/41	18,000	18,172
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.549%, 1/25/42	53,410	53,420
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 6.498%, 3/25/44	13,497	13,512
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 6.449%, 5/25/44	21,185	21,200
FirstKey Homes Trust 144A Ser. 20-SFR2, Class A, 1.266%, 10/19/37	979,493	942,540
GCAT Trust 144A Ser. 20-NQM2, Class A3, 3.935%, 4/25/65	18,416	17,737
Mill City Mortgage Loan Trust 144A Ser. 23-NQM1, Class A1, 6.05%, 10/25/67	278,089	280,722
MortgageIT Trust FRB Ser. 04-1, Class M2, (CME Term SOFR 1 Month + 1.12%), 6.397%, 11/25/34	86,224	79,136
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (CME Term SOFR 1 Month + 0.54%), 5.822%, 5/25/46	132,287	116,998
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.47%), 5.752%, 1/25/37	478,034	414,383
Tricon American Homes Trust 144A Ser. 18-SFR1, Class A, 3.53%, 5/17/37	795,001	785,049
		9,325,684
Total mortgage-backed securities (cost $16,511,160)		$17,105,723
FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (4.3%)*	Principal amount	Value
Angola (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.75%, 4/14/32 (Angola)	$200,000	$181,761
Argentine (Republic of) sr. unsec. unsub. bonds 4.125%, 7/9/35 (Argentina)	280,000	124,952
Argentine (Republic of) sr. unsec. unsub. notes 0.75%, 7/9/30 (Argentina)	172,800	98,064
Bahrain (Kingdom of) sr. unsec. notes Ser. REGS, 7.375%, 5/14/30 (Bahrain)	200,000	213,465
Benin (Republic of) 144A sr. unsec. notes 7.96%, 2/13/38 (Benin)	200,000	191,800
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.75%, 1/14/50 (Brazil)	330,000	251,098
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.50%, 5/30/29 (Brazil)	200,000	194,841
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)	340,000	307,209
China (People’s Republic of) sr. unsec. notes Ser. REGS, 1.75%, 10/26/31 (China)	350,000	305,421
Colombia (Republic of) sr. unsec. unsub. bonds 8.00%, 4/20/33 (Colombia)	250,000	266,313
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)	200,000	212,753
Costa Rica (Government of) sr. unsec. unsub. bonds Ser. REGS, 7.158%, 3/12/45 (Costa Rica)	200,000	214,088
Cote d’lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Cote d’lvoire)	200,000	199,154
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.45%, 4/30/44 (Dominican Republic)	100,000	111,808
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	153,000	154,392
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.50%, 1/30/30 (Dominican Republic)	150,000	142,222
Ecuador (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.50%, 7/31/35 (Ecuador)	230,000	127,420
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)	200,000	164,434
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)	200,000	188,389
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 2/28/29 (El Salvador)	90,000	84,303
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)	200,000	153,715
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 3.70%, 10/7/33 (Guatemala)	240,000	204,762

Multi-Asset Income Fund
27

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (4.3%)* cont.	Principal amount	Value
Hungary (Government of) sr. unsec. bonds Ser. REGS, 5.50%, 6/16/34 (Hungary)	$210,000	$212,762
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)	390,000	390,766
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)	100,000	121,053
Morocco (Kingdom of) sr. unsec. bonds Ser. REGS, 3.00%, 12/15/32 (Morocco)	200,000	169,245
Nigeria (Government of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 11/28/27 (Nigeria)	200,000	186,777
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 7.375%, 10/28/32 (Oman)	300,000	342,647
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)	420,000	450,208
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)	200,000	197,681
Philippines (Republic of) sr. unsec. unsub. notes 3.75%, 1/14/29 (Philippines)	200,000	195,362
Qatar (State of) sr. unsec. notes Ser. REGS, 3.75%, 4/16/30 (Qatar)	300,000	295,031
Qatar (State of) sr. unsec. unsub. bonds Ser. REGS, 6.40%, 1/20/40 (Qatar)	170,000	198,994
Romania (Government of) sr. unsec. unsub. notes 6.125%, 1/22/44 (Romania)	100,000	99,245
Romania (Government of) 144A sr. unsec. unsub. notes 6.625%, 2/17/28 (Romania)	400,000	416,710
Saudi Arabia (Kingdom of) sr. unsec. bonds Ser. REGS, 4.50%, 10/26/46 (Saudi Arabia)	230,000	203,064
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)	200,000	206,335
Serbia (Republic of) 144A sr. unsec. notes 6.50%, 9/26/33 (Serbia)	200,000	209,440
South Africa (Republic of) sr. unsec. bonds 5.00%, 10/12/46 (South Africa)	200,000	151,146
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	200,000	198,014
Turkey (Republic of) sr. unsec. unsub. notes 8.60%, 9/24/27 (Turkey)	200,000	215,840
Turkey (Republic of) sr. unsec. unsub. notes 7.625%, 5/15/34 (Turkey)	200,000	208,845
Ukraine (Republic of) 144A sr. unsec. bonds 7.375%, 9/25/34 (Ukraine) (In default) †	370,000	111,848
United Arab Emirates sr. unsec. unsub. bonds Ser. REGS, 2.875%, 10/19/41 (United Arab Emirates)	230,000	176,925
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)	380,000	307,295
United Mexican States sr. unsec. unsub. notes 4.50%, 4/22/29 (Mexico)	200,000	195,916
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)	60,000	59,821
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)	120,000	145,653
Total foreign government and agency bonds and notes (cost $9,278,890)		$9,758,987
COLLATERALIZED LOAN OBLIGATIONS (2.4%)*	Principal amount	Value
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 7.244%, 10/20/34 (Cayman Islands)	$250,000	$250,214
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.928%, 4/20/37 (Jersey)	150,000	150,369
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.737%, 7/17/34 (Cayman Islands)	200,000	200,136
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.244%, 10/21/31	250,000	250,490
CIFC Funding, Ltd. 144A FRB Ser. 24-4A, Class AR, (CME Term SOFR 3 Month + 1.36%), 6.533%, 7/23/37 (Cayman Islands)	250,000	250,273
CQS US CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.764%, 1/20/35 (Cayman Islands)	400,000	400,201
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 7/20/37 (Cayman Islands)	250,000	250,040
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.753%, 7/15/34 (Cayman Islands)	250,000	250,168
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.695%, 7/28/34	250,000	250,223
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 7.396%, 7/25/34 (Cayman Islands)	250,000	250,270
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.782%, 7/15/37 (Cayman Islands)	250,000	250,624
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.213%, 1/15/35 (Cayman Islands)	250,000	250,143
Palmer Square CLO, Ltd. 144A FRB Ser. 24-2A, Class A1, (CME Term SOFR 3 Month + 1.40%), 6.694%, 7/20/37 (Cayman Islands)	250,000	249,685
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 6.934%, 1/20/34 (Cayman Islands)	200,000	200,280
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.194%, 4/20/34 (Cayman Islands)	250,000	250,185
Signal Peak CLO 5, Ltd. 144A FRB Ser. 24-5A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.835%, 4/25/37 (Cayman Islands)	250,000	250,455
Sound Point CLO XXXII, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.41%), 6.696%, 10/25/34 (Cayman Islands)	250,000	250,170

28
Multi-Asset Income Fund

COLLATERALIZED LOAN OBLIGATIONS (2.4%)* cont.	Principal amount	Value
TCW CLO, Ltd. 144A FRB Ser. 21-2A, Class AS, (CME Term SOFR 3 Month + 1.44%), 6.726%, 7/25/34 (Cayman Islands)	$200,000	$200,177
Trestles CLO V, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.714%, 10/20/34 (Cayman Islands)	250,000	250,249
Venture XV CLO, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.743%, 7/15/32 (Cayman Islands)	300,000	300,297
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 6.823%, 1/15/32 (Cayman Islands)	246,615	246,875
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 6.964%, 10/20/34	250,000	250,321
Total collateralized loan obligations (cost $5,429,287)		$5,451,845
SENIOR LOANS (0.9%)*c	Principal amount	Value
Basic materials (0.2%)
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 9.097%, 11/23/27	$113,291	$109,467
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 9.36%, 4/30/28	29,850	28,765
Hexion Holdings Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 7.44%), 12.784%, 3/15/30	80,000	72,600
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.723%, 2/4/26	49,362	46,859
LSF11 A5 HoldCo, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.861%, 10/16/28	14,850	14,859
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.821%, 4/3/28	34,738	34,998
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.628%, 4/3/28	34,738	34,933
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.704%, 4/21/29	29,848	29,384
		371,865
Capital goods (—%)
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.889%, 6/15/28	24,530	24,595
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.588%, 4/15/30	85,830	86,228
		110,823
Communication services (—%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.747%, 9/13/29	44,888	43,777
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.611%, 8/2/29	29,155	29,106
		72,883
Consumer cyclicals (0.3%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.361%, 8/21/28	39,606	39,546
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.557%, 6/18/31	15,000	15,017
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.087%, 1/27/29	69,771	69,753
Foundation Building Materials, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 4.00%), 9.252%, 1/27/31	75,000	72,857
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.14%, 5/30/31	34,910	34,006
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.846%, 9/21/28	73,818	73,937
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.404%, 4/11/29	59,761	57,370
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.097%, 1/29/28	44,502	44,289
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.318%, 4/4/29	34,911	34,816
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.497%, 3/7/31	29,925	29,968
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.502%, 10/19/29	88,864	88,454
		560,013
Consumer staples (0.1%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 11.097%, 11/18/29	80,000	77,217
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.097%, 12/15/27	98,994	99,206
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 7.997%, 3/27/28	64,294	64,776
		241,199
Energy (—%)
CQP Holdco LP bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.585%, 12/31/30	64,267	64,548
		64,548
Health care (0.1%)
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.662%, 5/5/27	64,721	63,952
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.783%, 4/23/31	81,000	80,980
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.997%, 10/23/28	40,783	40,931
		185,863

Multi-Asset Income Fund
29

SENIOR LOANS (0.9%)*c cont.	Principal amount	Value
Technology (0.1%)
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.75%), 9.002%, 5/8/31	$55,000	$55,138
Genesys Cloud Services Holdings, LLC bank term loan FRN Ser. B4, (CME Term SOFR 1 Month + 3.50%), 8.747%, 12/1/27	28,929	29,087
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.748%, 3/2/28	60,000	59,729
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.75%), 9.997%, 10/5/28	56,857	56,934
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.555%, 1/31/31	10,000	10,035
		210,923
Transportation (0.1%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.294%, 4/20/28	83,333	86,334
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.033%, 2/17/31	59,850	60,130
		146,464
Total senior loans (cost $1,947,697)		$1,964,581
ASSET-BACKED SECURITIES (0.6%)*	Principal amount	Value
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	$352,000	$350,221
Harley-Davidson Motorcycle Trust Ser. 22-A, Class A3, 3.06%, 2/15/27	70,136	69,470
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.642%, 10/22/24	520,000	520,555
Station Place Securitization Trust 144A
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 6.178%, 8/4/25	355,000	355,220
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 6.178%, 6/22/25	120,000	119,996
Total asset-backed securities (cost $1,375,213)		$1,415,462
INVESTMENT COMPANIES (0.4%)*	Shares	Value
SPDR S&P 500 ETF Trust	1,537	$866,376
SPDR S&P MidCap 400 ETF Trust	210	118,713
Total investment companies (cost $979,828)		$985,089
CONVERTIBLE BONDS AND NOTES (0.2%)*	Principal amount	Value
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	$68,000	$58,055
Chefs’ Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	40,000	47,464
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)	65,000	60,723
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29	35,000	41,598
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	70,000	63,700
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	70,000	58,013
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	50,000	60,890
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	70,000	61,845
Total convertible bonds and notes (cost $436,080)		$452,288
CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	925	$59,015
Total convertible preferred stocks (cost $46,250)		$59,015
PURCHASED OPTIONS OUTSTANDING (—%)* Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/4500.00	$8,365,280	$1,481	$27,800
Total purchased options outstanding (cost $340,630)				$27,800
SHORT-TERM INVESTMENTS (4.1%)*	Shares	Value
Putnam Government Money Market Fund Class G 5.07% L	2,432,711	$2,432,711
Putnam Short Term Investment Fund Class P 5.44% L	6,785,670	6,785,670
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% P	130,000	130,000
Total short-term investments (cost $9,348,381)		$9,348,381
TOTAL INVESTMENTS
Total investments (cost $224,164,127)	$240,128,354

30
Multi-Asset Income Fund

Key to holding’s currency abbreviations
EUR	Euro
GBP	British Pound
USD/$	United States Dollar
Key to holding’s abbreviations
BKNT	Bank Note
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from September 1, 2023 through August 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $228,496,840.
†	This security is non-income-producing.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $242,536 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 10).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
F	This security is valued by Franklin Advisers at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

Multi-Asset Income Fund
31

	FORWARD CURRENCY CONTRACTS at 8/31/24 (aggregate face value $2,335,526)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Danish Krone	Sell	9/18/24	$85,160	$83,911	$(1,249)
		Swiss Franc	Sell	9/18/24	12,277	11,830	(447)
	Barclays Bank PLC
		British Pound	Buy	9/18/24	16,693	16,363	330
		Danish Krone	Buy	9/18/24	4,055	3,984	71
		Euro	Buy	9/18/24	37,991	37,339	652
		Hong Kong Dollar	Buy	11/20/24	7,354	7,364	(10)
		Singapore Dollar	Buy	11/20/24	17,334	17,034	300
		Swedish Krona	Sell	9/18/24	17,131	16,304	(827)
	JPMorgan Chase Bank N.A.
		Euro	Sell	9/18/24	568,203	561,135	(7,068)
		Singapore Dollar	Buy	11/20/24	3,698	3,634	64
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	10/16/24	142,355	138,575	(3,780)
		British Pound	Sell	9/18/24	85,570	83,128	(2,442)
		Danish Krone	Buy	9/18/24	5,406	5,290	116
		Euro	Sell	9/18/24	99,020	97,840	(1,180)
		New Zealand Dollar	Buy	10/16/24	313	295	18
		Norwegian Krone	Buy	9/18/24	9,746	9,849	(103)
		Singapore Dollar	Buy	11/20/24	9,091	8,934	157
		Swedish Krona	Buy	9/18/24	73,634	72,396	1,238
		Swiss Franc	Sell	9/18/24	9,444	8,944	(500)
	NatWest Markets PLC
		Swedish Krona	Buy	9/18/24	1,554	1,476	78
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/16/24	12,157	11,899	258
		British Pound	Buy	9/18/24	162,597	159,783	2,814
		Danish Krone	Buy	9/18/24	39,921	39,183	738
		Euro	Sell	9/18/24	394,419	386,962	(7,457)
		Hong Kong Dollar	Buy	11/20/24	1,183	1,184	(1)
		Japanese Yen	Sell	11/20/24	9,879	9,974	95
		New Zealand Dollar	Sell	10/16/24	17,395	16,498	(897)
		Norwegian Krone	Sell	9/18/24	15,686	15,073	(613)
		Singapore Dollar	Buy	11/20/24	9,553	9,388	165
		Swedish Krona	Buy	9/18/24	150,385	146,380	4,005
		Swiss Franc	Buy	9/18/24	12,513	12,108	405
	UBS AG
		British Pound	Sell	9/18/24	18,271	17,849	(422)
		Danish Krone	Sell	9/18/24	45,105	44,136	(969)
		Euro	Sell	9/18/24	138,229	136,523	(1,706)
		Israeli Shekel	Sell	10/16/24	91,645	88,744	(2,901)
		Japanese Yen	Sell	11/20/24	12,887	13,025	138
		New Zealand Dollar	Buy	10/16/24	375	355	20
		Norwegian Krone	Buy	9/18/24	680	654	26
		Swiss Franc	Buy	9/18/24	42,146	40,183	1,963
	Unrealized appreciation						13,651
	Unrealized (depreciation)						(32,572)
	Total						$(18,921)
*	The exchange currency for all contracts listed is the United States Dollar.

32
Multi-Asset Income Fund

FUTURES CONTRACTS OUTSTANDING at 8/31/24
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Short)	7	$1,976,940	$1,981,350	Sep-24	$(24,995)
U.S. Treasury Bond Ultra 30 yr (Long)	13	1,715,188	1,715,188	Dec-24	(28,805)
U.S. Treasury Note 2 yr (Long)	26	5,396,219	5,396,219	Dec-24	(6,172)
U.S. Treasury Note 5 yr (Long)	34	3,719,547	3,719,547	Dec-24	(13,505)
Unrealized appreciation					—
Unrealized (depreciation)					(73,477)
Total					$(73,477)
WRITTEN OPTIONS OUTSTANDING at 8/31/24 (premiums $108,484)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/3500.00	$8,365,280	$1,481	$8,547
Total				$8,547
TBA SALE COMMITMENTS OUTSTANDING at 8/31/24 (proceeds receivable $4,074,219)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.00%, 9/1/54	$4,000,000	9/16/24	$4,074,050
Total			$4,074,050
	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/24
	Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$1,633,000	$25,640E	$(5,651)	9/18/26	US SOFR — Annually	4.50% — Annually	$19,989
	2,279,000	93,908E	41,598	9/18/29	4.30% — Annually	US SOFR — Annually	(52,311)
	709,000	39,054E	16,993	9/18/34	4.10% — Annually	US SOFR — Annually	(22,061)
	892,000	84,570E	(44,297)	9/18/54	US SOFR — Annually	3.90% — Annually	40,273
	Total	$8,643		$(14,110)
E	Extended effective date.

Multi-Asset Income Fund
33

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,367,907	$903,093	$—
Capital goods	1,513,965	642,460	—
Communication services	1,868,708	261,308	—
Conglomerates	851,457	472,176	—
Consumer cyclicals	5,590,449	1,416,803	—
Consumer staples	3,246,559	1,397,587	—
Energy	2,371,521	527,367	—
Financials	9,131,006	2,522,744	—
Health care	6,036,199	1,308,317	69
Technology	18,259,572	949,468	—
Transportation	1,265,972	65,416	—
Utilities and power	1,202,935	410,812	11
Total common stocks	52,706,250	10,877,551	80
Asset-backed securities	—	1,415,462	—
Collateralized loan obligations	—	5,451,845	—
Convertible bonds and notes	—	452,288	—
Convertible preferred stocks	—	59,015	—
Corporate bonds and notes	—	61,943,833	—
Foreign government and agency bonds and notes	—	9,758,987	—
Investment companies	985,089	—	—
Mortgage-backed securities	—	17,105,723	—
Purchased options outstanding	—	27,800	—
Senior loans	—	1,964,581	—
U.S. government and agency mortgage obligations	—	42,380,234	—
U.S. treasury obligations	—	25,651,235	—
Short-term investments	2,562,711	6,785,670	—
Totals by level	$56,254,050	$183,874,224	$80
		Valuation inputs
	Other financial instruments:	Level 1	Level 2	Level 3
	Forward currency contracts	$—	$(18,921)	$—
	Futures contracts	(73,477)	—	—
	Written options outstanding	—	(8,547)	—
	TBA sale commitments	—	(4,074,050)	—
	Interest rate swap contracts	—	(22,753)	—
	Totals by level	$(73,477)	$(4,124,271)	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.
	At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

34
Multi-Asset Income Fund

Financial Statements

Statement of assets and liabilities

8/31/24

ASSETS
Investment in securities, at value (Notes 1 and 10):
Unaffiliated issuers (identified cost $214,945,746)	$230,909,973
Affiliated issuers (identified cost $9,218,381) (Note 5)	9,218,381
Cash	10,989
Foreign currency (Note 1)	4
Dividends, interest and other receivables	1,665,780
Receivable for shares of the fund sold	87,490
Receivable for investments sold	132,553
Receivable for sales of TBA securities (Note 1)	4,084,219
Receivable for variation margin on centrally cleared swap contracts (Note 1)	6,756
Unrealized appreciation on forward currency contracts (Note 1)	13,651
Deposits with broker (Note 1)	47,301
Receivable from broker (Note 1)	525
Prepaid assets	32,204
Total assets	246,209,826

LIABILITIES
Payable for investments purchased	878,723
Payable for purchases of TBA securities (Note 1)	11,774,243
Payable for shares of the fund repurchased	52,605
Payable for compensation of Manager (Note 2)	129,841
Payable for custodian fees (Note 2)	37,663
Payable for investor servicing fees (Note 2)	109,249
Payable for Trustee compensation and expenses (Note 2)	193,605
Payable for administrative services (Note 2)	375
Payable for distribution fees (Note 2)	69,273
Payable for variation margin on futures contracts (Note 1)	32,917
Payable for variation margin on centrally cleared swap contracts (Note 1)	7,455
Unrealized depreciation on forward currency contracts (Note 1)	32,572
Written options outstanding, at value (premiums $108,484) (Note 1)	8,547
TBA sale commitments, at value (proceeds receivable $4,074,219) (Note 1)	4,074,050
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 10)	130,000
Other accrued expenses	181,868
Total liabilities	17,712,986
Net assets	$228,496,840

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 8)	$299,085,345
Total distributable earnings (Notes 1 and 8)	(70,588,505)
Total — Representing net assets applicable to capital shares outstanding	$228,496,840

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($147,709,186 divided by 13,688,941 shares)	$10.79
Offering price per class A share (100/96.00 of $10.79)*	$11.24
Net asset value and offering price per class C share ($6,628,585 divided by 614,138 shares)**	$10.79
Net asset value, offering price and redemption price per class P share ($33,945,173 divided by 3,142,167 shares)	$10.80
Net asset value, offering price and redemption price per class R share ($1,555,641 divided by 144,144 shares)	$10.79
Net asset value, offering price and redemption price per class R5 share ($11,573 divided by 1,072 shares)	$10.80
Net asset value, offering price and redemption price per class R6 share ($3,893,522 divided by 360,729 shares)	$10.79
Net asset value, offering price and redemption price per class Y share ($34,753,160 divided by 3,219,557 shares)	$10.79
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Multi-Asset Income Fund	35

Statement of operations

Year ended 8/31/24

Investment income
Interest (net of foreign tax of $29) (including interest income of $409,505 from investments in affiliated issuers) (Note 5)	$7,623,354
Dividends (net of foreign tax of $54,483)	1,705,051
Total investment income	9,328,405

EXPENSES
Compensation of Manager (Note 2)	1,018,021
Investor servicing fees (Note 2)	347,530
Custodian fees (Note 2)	84,285
Trustee compensation and expenses (Note 2)	10,068
Distribution fees (Note 2)	451,498
Administrative services (Note 2)	5,736
Auditing and tax fees	151,405
Blue sky expense	116,771
Other	107,151
Fees waived and reimbursed by Manager (Note 2)	(613,575)
Total expenses	1,678,890
Expense reduction (Note 2)	(8,812)
Net expenses	1,670,078
Net investment income	7,658,327

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	7,419,317
Foreign currency transactions (Note 1)	(2,740)
Forward currency contracts (Note 1)	3,175
Futures contracts (Note 1)	675,894
Swap contracts (Note 1)	546,066
Total net realized gain	8,641,712
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	15,553,557
Assets and liabilities in foreign currencies	458
Forward currency contracts	(20,303)
Futures contracts	157,482
Swap contracts	(346,493)
Written options	101,125
Total change in net unrealized appreciation	15,445,826
Net gain on investments	24,087,538
Net increase in net assets resulting from operations	$31,745,865

The accompanying notes are an integral part of these financial statements.

36	Multi-Asset Income Fund

Statement of changes in net assets

	Year ended 8/31/24	Year ended 8/31/23
Increase in net assets
Operations
Net investment income	$7,658,327	$4,818,374
Net realized gain (loss) on investments and foreign currency transactions	8,641,712	(4,571,889)
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	15,445,826	5,418,298
Net increase in net assets resulting from operations	31,745,865	5,664,783
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(5,262,981)	(1,716,440)
Class C	(232,105)	(108,068)
Class P	(1,028,128)	(309,738)
Class R	(64,357)	(24,011)
Class R5	(424)	(136)
Class R6	(179,104)	(68,445)
Class Y	(1,390,964)	(575,021)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	—
Class C	—	—
Class P	—	(230,793)
Class R	—	—
Class R5	—	—
Class R6	—	—
Class Y	—	—
Increase (decrease) from capital share transactions (Notes 4 and 8)	(16,648,568)	201,701,796
Total increase in net assets	6,939,234	204,333,927
Net assets
Beginning of year	221,557,606	17,223,679
End of year	$228,496,840	$221,557,606

The accompanying notes are an integral part of these financial statements.

Multi-Asset Income Fund	37

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)[d]	Portfolio turnover (%)[e]
Class A
August 31, 2024	$9.70	.35	1.11	1.46	(.37)	—	(.37)	$10.79	15.38	$147,709.83		3.43	143
August 31, 2023‡	9.64	.20	(.02)	.18	(.12)	—	(.12)	9.70	1.85*	142,258	.46*	2.05*	109
Class C
August 31, 2024	$9.70	.25	1.13	1.38	(.29)	—	(.29)	$10.79	14.50	$6,629	1.58	2.52	143
August 31, 2023‡	9.64	.16	(.02)	.14	(.08)	—	(.08)	9.70	1.44*	12,028	.88*	1.64*	109
Class P
August 31, 2024	$9.71	.40	1.10	1.50	(.41)	—	(.41)	$10.80	15.85	$33,945.41		3.92	143
August 31, 2023	9.59	.34	.05	.39	(.15)	(.12)	(.27)	9.71	4.23	20,177.41		3.58	109
August 31, 2022	11.28	.07	(1.30)	(1.23)	(.08)	(.38)	(.46)	9.59	(11.37)	17,224.23		.66	124
August 31, 2021	10.49	.04	.96	1.00	(.21)	—	(.21)	11.28	9.68	15,322.20		.40	144
August 31, 2020†	10.00	.05	.44	.49	—[f]	—	—[f]	10.49	4.94*	11,708	.13*	.53*	54*
Class R
August 31, 2024	$9.70	.32	1.12	1.44	(.35)	—	(.35)	$10.79	15.10	$1,556	1.08	3.22	143
August 31, 2023‡	9.64	.18	(.02)	.16	(.10)	—	(.10)	9.70	1.71*	2,306	.60*	1.91*	109
Class R5
August 31, 2024	$9.71	.38	1.11	1.49	(.40)	—	(.40)	$10.80	15.68	$12.55		3.72	143
August 31, 2023‡	9.64	.21	(.01)	.20	(.13)	—	(.13)	9.71	2.09*	10	.31*	2.21*	109
Class R6
August 31, 2024	$9.70	.37	1.13	1.50	(.41)	—	(.41)	$10.79	15.81	$3,894.45		3.71	143
August 31, 2023‡	9.64	.22	(.02)	.20	(.14)	—	(.14)	9.70	2.05*	4,925	.25*	2.26*	109
Class Y
August 31, 2024	$9.70	.37	1.12	1.49	(.40)	—	(.40)	$10.79	15.66	$34,753.58		3.62	143
August 31, 2023‡	9.64	.21	(.02)	.19	(.13)	—	(.13)	9.70	1.98*	39,854	.32*	2.19*	109
Before July 12, 2022, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.
*	Not annualized.
†	For the period December 31, 2019 (commencement of operations) to August 31, 2020.
‡	For the period February 10, 2023 (commencement of operations) to August 31, 2023.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

38
Multi-Asset Income Fund

Financial highlights cont.

[d]	Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund in effect during the period. As a result of such limitations and/or waivers, the expenses of each class reflect a reduction of the following amounts as a percentage of the average net assets of each class (Notes 2 and 5):
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Class A	0.28%	0.25%	N/A	N/A	N/A
Class C	0.28	0.25	N/A	N/A	N/A
Class P	0.28	1.37	2.67%	0.93%	2.45%
Class R	0.28	0.25	N/A	N/A	N/A
Class R5	0.28	0.25	N/A	N/A	N/A
Class R6	0.28	0.25	N/A	N/A	N/A
Class Y	0.28	0.25	N/A	N/A	N/A
[e]	Portfolio turnover includes TBA purchase and sale commitments.
[f]	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Multi-Asset Income Fund
39

Notes to financial statements 8/31/24

Unless otherwise noted, the “reporting period” represents the period from September 1, 2023 through August 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Multi-Asset Income Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek total return consistent with conservation of capital. Within the fund’s total return orientation, the fund seeks to provide current income, along with long-term capital appreciation. The fund invests mainly in fixed-income investments, including U.S. and foreign (including emerging market) government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments) of any credit quality. The fund also invests, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign (including emerging market) companies of any size. The fund has a strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative models and techniques, Franklin Advisers adjusts portfolio allocations from time to time within a certain range to try to optimize the fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund is shown below:

Class	Strategic Allocation	Range
Equity	27%	5–50%
Fixed-Income	73%	50–95%

Franklin Advisers may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments and may also consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. The fund typically uses derivatives to a significant extent, such as futures, options, certain foreign currency transactions, warrants and interest rate and total return swap contracts, for both hedging and non-hedging purposes and may also use derivatives and debt instruments with terms determined by reference to a particular commodity or to all or portions of a commodities index.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 4.00%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class P Δ	None	None	None
Class R †	None	None	None
Class R5 †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
Δ Only available to other Putnam funds and other accounts managed by Franklin Advisers or its affiliates.
† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the

40
Multi-Asset Income Fund

Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Franklin Advisers. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Franklin Advisers is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.

Multi-Asset Income Fund
41

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio .

Futures contracts The fund uses futures contracts for managing exposure to market risk and for equitizing cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging interest rate risk, for gaining exposure on interest rates and for hedging prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $47,301 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

42
Multi-Asset Income Fund

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $19,515 on open derivative contracts subject to the Master Agreements . There was no collateral pledged by the fund at period end for these agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At August 31, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$49,804,421	$36,930,371	$86,734,792

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions and from income on swap contracts. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $474,166 to increase undistributed net investment income, $35,179 to decrease paid-in capital and $438,987 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$18,220,220
Unrealized depreciation	(2,667,796)
Net unrealized appreciation	15,552,424
Undistributed ordinary income	604,378
Capital loss carryforward	(86,734,792)
Cost for federal income tax purposes	$220,378,182

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will

Multi-Asset Income Fund
43

be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of the fund, and the sub-advisory contract among Putnam Management, PIL and PAC in respect of the fund.

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.630%	of the first $5 billion,
0.580%	of the next $5 billion,
0.530%	of the next $10 billion,
0.480%	of the next $10 billion,
0.430%	of the next $50 billion,
0.410%	of the next $50 billion,
0.400%	of the next $100 billion and
0.395%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.464% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through December 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $34,148 as a result of this limit.

Franklin Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through December 30, 2025, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.40% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $578,919 as a result of this limit.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Franklin Advisers. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. For the reporting period, management fees paid were reduced by $508 relating to the fund’s investment in Putnam Government Money Market Fund.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub-adviser for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of PIL, Franklin Advisers would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by PIL and 0.20% of the average net assets of the fixed-income portion of the fund managed by PIL.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Franklin Advisers or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers or PIL were to engage the services of PAC, Franklin Advisers or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund’s assets for which PAC is engaged as sub-advisor and 0.20% of the average net assets of the fixed-income portion of the fund’s assets for which PAC is engaged as sub-advisor.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management, PIL and PAC, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management, PIL and PAC became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management, the sub-management contract for the fund between Putnam Management and PIL, and the sub-advisory contract for the fund among Putnam Management, PIL and PAC that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management, PIL and PAC continued to provide uninterrupted services with respect to the fund pursuant to new investment management, sub-management, and sub-advisory contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024 (together, the “New Advisory Contracts”). The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$259,439
Class C	14,928
Class P	2,522
Class R	3,485
Class R5	16
Class R6	2,222
Class Y	64,918
Total	$347,530

44
Multi-Asset Income Fund

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $8,812 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $171, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Franklin Distributors Amount	Putnam Retail Management Amount	Totals
Class A	0.35%	0.25%	$31,135	$328,915	$360,050
Class C	1.00%	1.00%	5,592	76,356	$81,948
Class R	1.00%	0.50%	665	8,835	$9,500
Total			$37,392	$414,106	$451,498

For the period from August 2, 2024 through August 31, 2024, Franklin Distributors, acting as underwriter, received net commissions of $230 from the sale of class A shares and received $48 in contingent deferred sales charges from redemptions of class C shares. For the period September 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $4,192 from the sale of class A shares and received $182 in contingent deferred sales charges from redemptions of class C shares.

A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through August 31, 2024, Franklin Distributors, acting as underwriter, received $4 on class A redemptions. For the period from September 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received $1,652 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$291,443,594	$310,573,489
U.S. government securities (Long-term)	21,898,544	15,110,863
Total	$313,342,138	$325,684,352

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 8/31/24		FOR THE PERIOD FROM 2/10/23 (COMMENCEMENT OF OPERATIONS) TO 8/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	1,198,291	$12,019,313	491,977	$4,813,947
Shares issued in connection with reinvestment of distributions	507,436	5,131,453	173,251	1,669,068
Shares issued in connection with the merger of Putnam Multi-Asset Absolute Return Fund	—	—	15,656,153	150,101,805
	1,705,727	17,150,766	16,321,381	156,584,820
Shares repurchased	(2,678,846)	(27,069,662)	(1,659,321)	(16,000,618)
Net increase (decrease)	(973,119)	$(9,918,896)	14,662,060	$140,584,202
	YEAR ENDED 8/31/24		FOR THE PERIOD FROM 2/10/23 (COMMENCEMENT OF OPERATIONS) TO 8/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	42,801	$430,639	14,960	$134,296
Shares issued in connection with reinvestment of distributions	22,967	230,777	11,156	107,456
Shares issued in connection with the merger of Putnam Multi-Asset Absolute Return Fund	—	—	1,717,846	16,468,814
	65,768	661,416	1,743,962	16,710,566
Shares repurchased	(691,508)	(6,843,899)	(504,084)	(4,856,895)
Net increase (decrease)	(625,740)	$(6,182,483)	1,239,878	$11,853,671

Multi-Asset Income Fund
45

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class P	Shares	Amount	Shares	Amount
Shares sold	1,760,985	$17,855,156	837,606	$8,025,200
Shares issued in connection with reinvestment of distributions	101,263	1,028,128	56,684	540,531
Shares issued in connection with the merger of Putnam Multi-Asset Absolute Return Fund	—	—	—	—
	1,862,248	18,883,284	894,290	8,565,731
Shares repurchased	(798,730)	(8,159,646)	(610,767)	(5,888,834)
Net increase	1,063,518	$10,723,638	283,523	$2,676,897
	YEAR ENDED 8/31/24		FOR THE PERIOD FROM 2/10/23 (COMMENCEMENT OF OPERATIONS) TO 8/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	6,164	$62,775	5,404	$53,059
Shares issued in connection with reinvestment of distributions	6,350	64,165	2,492	24,011
Shares issued in connection with the merger of Putnam Multi-Asset Absolute Return Fund	—	—	232,019	2,224,787
	12,514	126,940	239,915	2,301,857
Shares repurchased	(105,979)	(1,053,316)	(2,306)	(22,220)
Net increase (decrease)	(93,465)	$(926,376)	237,609	$2,279,637
	YEAR ENDED 8/31/24		FOR THE PERIOD FROM 2/10/23 (COMMENCEMENT OF OPERATIONS) TO 8/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,037	$10,002
Shares issued in connection with reinvestment of distributions	21	203	14	136
Shares issued in connection with the merger of Putnam Multi-Asset Absolute Return Fund	—	—	—	—
	21	203	1,051	10,138
Shares repurchased	—	—	—	—
Net increase	21	$203	1,051	$10,138
	YEAR ENDED 8/31/24		FOR THE PERIOD FROM 2/10/23 (COMMENCEMENT OF OPERATIONS) TO 8/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	82,296	$820,028	51,369	$494,815
Shares issued in connection with reinvestment of distributions	17,774	178,878	7,033	67,776
Shares issued in connection with the merger of Putnam Multi-Asset Absolute Return Fund	—	—	1,255,285	12,037,682
	100,070	998,906	1,313,687	12,600,273
Shares repurchased	(246,819)	(2,515,411)	(806,209)	(7,663,274)
Net increase (decrease)	(146,749)	$(1,516,505)	507,478	$4,936,999
	YEAR ENDED 8/31/24		FOR THE PERIOD FROM 2/10/23 (COMMENCEMENT OF OPERATIONS) TO 8/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	258,267	$2,635,403	233,231	$2,250,281
Shares issued in connection with reinvestment of distributions	135,893	1,371,098	58,933	567,678
Shares issued in connection with the merger of Putnam Multi-Asset Absolute Return Fund	—	—	5,651,783	54,191,555
	394,160	4,006,501	5,943,947	57,009,514
Shares repurchased	(1,281,440)	(12,834,650)	(1,837,110)	(17,649,262)
Net increase (decrease)	(887,280)	$(8,828,149)	4,106,837	$39,360,252

46
Multi-Asset Income Fund

At the close of the reporting period, Putnam Investment Holdings, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value
Class C	1,060	0.17%	$11,437
Class R	1,066	0.74	11,502
Class R5	1,072	100.00	11,573
Class R6	1,073	0.30	11,578
Class Y	1,071	0.03	11,556

At the close of the reporting period, the Putnam Retirement Advantage Funds owned 14.8% of the outstanding shares of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 8/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/24
Short-term investments
Putnam Government Money Market Fund Class G †	$—	$13,938,880	$11,506,169	$22,777	$2,432,711
Putnam Short Term Investment Fund Class P ‡	6,128,842	49,763,165	49,106,337	386,728	6,785,670
Total Short-term investments	$6,128,842	$63,702,045	$60,612,506	$409,505	$9,218,381
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund (Note 2). There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Acquisition of Putnam Multi-Asset Absolute Return Fund

On February 20, 2023, the fund issued the following fund shares in exchange for the following shares of Putnam Multi-Asset Absolute Return Fund to acquire its net assets in a tax-free exchange approved by the shareholders:

Share class	Fund shares issued:	Share class	Putnam Multi-Asset Absolute Return Fund’s shares exchanged:
Class A	15,409,020	Class A	16,463,847
Class A *	247,133	Class B *	276,840
Class C	1,717,846	Class C	1,931,926
Class R	232,019	Class R	254,293
Class R6	1,255,285	Class R6	1,319,738
Class Y	5,651,783	Class Y	5,977,350
* Putnam Multi-Asset Absolute Return Fund’s Class B shares were exchanged for Class A shares of the fund.
Multi-Asset Income Fund
47

The investment portfolio of Putnam Multi-Asset Absolute Return Fund, with a fair value of $234,554,551 and an identified cost of $238,821,615 at February 17, 2023, was the principal asset acquired by the fund. The net assets of the fund and Putnam Multi-Asset Absolute Return Fund on February 17, 2023, were $18,744,978 and $235,024,643, respectively. On February 17, 2023, Putnam Multi-Asset Absolute Return Fund had undistributed net investment income of $2,565,684, accumulated net realized loss of $113,605,864 and unrealized depreciation of $4,276,603. The aggregate net assets of the fund immediately following the acquisition were $253,769,621.

Information presented in the Statement of changes in net assets for the period ended August 31, 2023 reflect only the operations of Putnam Multi-Asset Income Fund.

Assuming the acquisition had been completed on September 1, 2022, the fund’s pro forma results of operations for the prior fiscal year would have been as follows:

Net investment income	$13,074,221
Net gain on investments	$10,228,394
Net increase in net assets resulting from operations	$23,302,615

Note 9: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$3,000
Written equity option contracts (contract amount)	$1,000
Futures contracts (number of contracts)	90
Forward currency contracts (contract amount)	$1,800,000
Centrally cleared interest rate swap contracts (notional)	$5,400,000
Centrally cleared credit default contracts (notional)	$2,600,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Foreign exchange contracts	Receivables	$13,651	Payables	$32,572
Equity contracts	Investments	27,800	Payables, Net assets — Unrealized depreciation	33,542 *
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	110,210 *	Payables, Net assets — Unrealized depreciation	181,445 *
Total		$151,661		$247,559
* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$553,706	$553,706
Foreign exchange contracts	—	—	3,175	—	$3,175
Equity contracts	(262,285)	247,091	—	—	$(15,194)
Interest rate contracts	—	428,803	—	(7,640)	$421,163
Total	$(262,285)	$675,894	$3,175	$546,066	$962,850
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(338,277)	$(338,277)
Foreign exchange contracts	—	—	(20,303)	—	$(20,303)
Equity contracts	(240,400)	191,864	—	—	$(48,536)
Interest rate contracts	—	(34,382)	—	(8,216)	$(42,598)
Total	$(240,400)	$157,482	$(20,303)	$(346,493)	$(449,714)

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Multi-Asset Income Fund

Note 10: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$6,756	$—	$—
Futures contracts §	—	—	—	—	—
Forward currency contracts #	—	1,353	—	—	—
Purchased options **#	—	—	—	—	27,800
Total Assets	$—	$1,353	$6,756	$—	$27,800
Liabilities:
Centrally cleared interest rate swap contracts §	$—	$—	$7,455	$—	$—
Futures contracts §	—	—	—	8,127	—
Forward currency contracts #	1,696	837	—	—	—
Written options #	—	—	—	—	8,547
Total Liabilities	$1,696	$837	$7,455	$8,127	$8,547
Total Financial and Derivative Net Assets	$(1,696)	$516	$(699)	$(8,127)	$19,253
Total collateral received (pledged) †##	$—	$—	$—	$—	$19,253
Net amount	$(1,696)	$516	$(699)	$(8,127)	$—
Controlled collateral received (including TBA commitments)**	$—	$—	$—	$—	$30,000
Uncontrolled collateral received	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—	$—	$—	$—
	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Morgan Stanley & Co. Inter- national PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	Total
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$—	$—	$—	$—	$6,756
Futures contracts §	—	—	—	—	—	—	—
Forward currency contracts #	64	—	1,529	78	8,480	2,147	13,651
Purchased options **#	—	—	—	—	—	—	27,800
Total Assets	$64	$—	$1,529	$78	$8,480	$2,147	$48,207
Liabilities:
Centrally cleared interest rate swap contracts §	$—	$—	$—	$—	$—	$—	$7,455
Futures contracts §	—	24,790	—	—	—	—	32,917
Forward currency contracts #	7,068	—	8,005	—	8,968	5,998	32,572
Written options #	—	—	—	—	—	—	8,547
Total Liabilities	$7,068	$24,790	$8,005	$—	$8,968	$5,998	$81,491
Total Financial and Derivative Net Assets	$(7,004)	$(24,790)	$(6,476)	$78	$(488)	$(3,851)	$(33,284)
Total collateral received (pledged) †##	$—	$—	$—	$—	$—	$—
Net amount	$(7,004)	$(24,790)	$(6,476)	$78	$(488)	$(3,851)
Controlled collateral received (including TBA commitments)**	$—	$100,000	$—	$—	$—	$—	$130,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $242,536 and $47,301, respectively.

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Federal tax information (Unaudited)

The fund designated $1,051,770 of income eligible as qualifying for the dividends received deduction for corporations.

For the reporting period, the fund hereby designates $1,524,524, or the maximum amount allowable, of its taxable ordinary income earned as qualified dividends taxed at the individual net capital gain rates.

For the reporting period, pursuant to §871(k) of the Internal Revenue Code, the fund hereby designates $5,422,218 of distributions paid as qualifying to be taxed as interest-related dividends, and no monies to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

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Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)
November 17, 2023 special meeting
At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
11,575,049	298,630	660,324
At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
11,571,800	304,622	657,582
At the meeting, a new Sub-Advisory Contract for your fund between Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
11,523,048	351,402	659,554
All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

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Board approval of management and subadvisory agreements (Unaudited)

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a New Management Contract (defined below) between your fund and Franklin Advisers, Inc. (“Franklin Advisers”), a new Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, Putnam Investments Limited (“PIL”), a new Sub-Advisory Contract (defined below) for your fund among Franklin Advisers, PIL, and The Putnam Advisory Company, LLC (“PAC”), and a new subadvisory agreement (the “New Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, PIL, and PAC are each indirect, wholly owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”).

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”), the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract”), and the previous sub-advisory contract among Putnam Management, PIL, and PAC with respect to the FI/IS Funds (the “Previous Sub-Advisory Contract,” and, together with the Previous Management Contracts and the Previous Sub-Management Contract, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts, the Previous Sub-Management Contract, and the Previous Sub-Advisory Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts,” the “New Sub-Management Contract,” and the “New Sub-Advisory Contract,” respectively). (Because PIL and PAC are affiliates of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL and PAC, the Trustees did not attempt to evaluate PIL or PAC as separate entities.)

In addition to the New Management Contracts, New Sub-Management Contract, and New Sub-Advisory Contract, the Board of Trustees of your fund considered and approved the New Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts, New Sub-Management Contract, and New Sub-Advisory Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts, New Sub-Management Contract, and New Sub-Advisory Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms).

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With respect to the New Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management would provide any necessary Services to the applicable FI/IS Fund under generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Subadvisory Agreement and would compensate Putnam Management for such services out of the fees it receives under the New Management Contracts. The Trustees further noted Franklin Advisers’ and Putnam Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts, New Sub-Management Contract, and New Sub-Advisory Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

Under its Previous Management Contract and under its New Management Contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase (“Fund Family Breakpoints”). The Trustees considered that breakpoints in a fund’s management fee schedule, such as the Fund Family Breakpoints in place for your fund, were one way in which economies of scale in managing a fund can be shared with the fund’s shareholders. The Trustees reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2023. However, in the case of your fund, both expense limitations applied during its fiscal year ending in 2023. Franklin Advisers, who now serves as your fund’s investment adviser following the Reorganization, and PSERV have agreed to maintain these expense limitations until at least December 30, 2025. In addition, Franklin Advisers contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.40% of its average net assets through at least December 30, 2025. During its fiscal year ending in 2023, your fund’s expenses were reduced as a result of this expense limitation. Franklin Advisers’ and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Advisory Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2023. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability

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of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The

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Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class P share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper Mixed-Asset Target Allocation Conservative Funds) for the one-year and three-year periods ended December 31, 2023 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period
1st	1st

Over the one-year and three-year periods ended December 31, 2023, there were 320 and 310 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the planned consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which was expected to take place in August 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on or around the time of the Consolidation. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumes the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services.

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© 2024 Franklin Templeton. All rights reserved.	39362-AFSOI 10/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: October 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: October 28, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: October 28, 2024